UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Mutual Funds

Nuveen Equity Funds

For investors seeking long-term capital appreciation.

Annual Report

September 30, 2009

Nuveen Symphony All-Cap Core Fund	Nuveen Symphony Large-Cap Growth Fund	Nuveen Symphony Large-Cap Value Fund	Nuveen Symphony Mid-Cap Core Fund	Nuveen Symphony Small-Mid Cap Core Fund

Nuveen Symphony International Equity Fund	Nuveen Symphony Optimized Alpha Fund

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Chairman’s

Letter to Shareholders

Dear Shareholder,

The financial markets in which your Fund operates continue to reflect the larger economic crosscurrents. The illiquidity that infected global credit markets over the last year appears to be slowly but steadily receding. The major institutions that are the linchpin of the international financial system are strengthening their capital structures, but many still struggle with losses in their various portfolios. There are encouraging signs of recovery in European and Asian economies, while the U.S. economy continues to feel the impact of job losses and an over-borrowed consumer. Global trends include modestly increasing trade and increased concern about the ability of the U.S. government to address its substantial budgetary deficits. Identifying those developments that will define the future is never easy, but rarely is it more difficult than at present.

After considerable volatility in the first few months of 2009, both the fixed-income and equity markets have seen a partial recovery. A fundamental component of a successful long-term investment program is a commitment to remain invested during market downturns in order to be better positioned to benefit from any recovery. Another component is to re-evaluate investment disciplines and tactics and to confirm their validity following periods of extreme volatility and market dislocation, such as we have recently experienced. Your Board carried out an intensive review of investment performance with these objectives in mind during April and May of this year as part of the annual management contract renewal process.

Remaining invested through market downturns and reconfirming the appropriateness of a long term investment strategy is as important for our shareholders as it is for professional investment managers. For that reason, I again encourage you to remain in communication with your financial consultant on these subjects. For recent developments on all your Nuveen Funds, please visit the Nuveen web site: www.nuveen.com.

On behalf of the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Nuveen Fund Board

November 24, 2009

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Portfolio Managers’ Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not Intended as recommendations of individual investments. The forward looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Earlier this year, these Funds’ fiscal year ends were changed to September 30 from July 31. As a result, this report covers only the two-month period following the Funds’ last annual report dated July 31, 2009.

The Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Large-Cap Growth Fund, Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony Mid-Cap Core Fund, Nuveen Symphony Small-Mid Cap Core Fund, Nuveen Symphony International Equity Fund and Nuveen Symphony Optimized Alpha Fund all feature management by Symphony Asset Management. We recently spoke with David Wang, portfolio manager for the All-Cap Core, Large-Cap Growth, Large-Cap Value, Mid-Cap Core, Small-Mid Cap Core and Optimized Alpha Funds, and Eric Olson, portfolio manager for the International Equity Fund, about market conditions, key investment strategies and the performance of the Funds for this two-month period.

What were the general market conditions during this two-month reporting period?

The rally in global equities that began in March 2009 continued through the third quarter of the year. In the U.S., stocks rose as corporate earnings in the second quarter reporting season came in much better than expected. Global equity and credit markets continued to rebound. With all sectors enjoying significant gains, the S&P 500 and Russell 3000 Indexes gained 7.48% and 7.91%, respectively, just in this two-month period. Four of nine sectors in the Russell 3000 Index returned 8% or more, led by financials and consumer discretionary stocks.

Continuing the second quarter trend, so-called riskier assets tended to outperform during this period. Conversely, some of the more stable, defensive sectors trailed. The three worst performing sectors in the Russell 3000 Index were utilities (+1.18%), consumer staples (+4.44%), and health care (+3.66%). Broadly speaking, the smallest market capitalization companies outperformed, as did the companies with the lowest returns on equity, highlighting the flight to more speculative equities.

How did the Funds perform during the two-month period ended September 30, 2009?

The tables on pages seven and eight provide performance information for the Funds (Class A Shares at net asset value) for the two-month, one-year and since inception periods ended September 30, 2009. The table also compares the Funds’ returns to appropriate benchmarks. A more detailed account of each Fund’s relative performance is provided later in this report.

2	Nuveen Investments

What were the main contributors and detractors from the Funds’ performance during the two-month period ended September 30, 2009?

Nuveen Symphony All-Cap Core Fund

The Class A Shares at net asset value for the Nuveen Symphony All-Cap Core Fund slightly underperformed both the Lipper Multi-Cap Core Funds Index and the Russell 3000 Index during the short reporting period.

Symphony’s equity investment process combines quantitative methods for screening and risk control with qualitative methods for security selection and portfolio construction. Quantitative screening simplifies and disciplines the stock-selection process, sharpening the focus of the research team that makes investment decisions. Qualitative methods then add in-depth analysis of earnings quality, industry trends, trading characteristics and accounting practices. This process also may focus on identifying a catalyst, such as an earnings surprise or accounting irregularity, capable of driving performance of the security. Forensic accounting analysis is an integral part of the qualitative assessment.

Overall, the Fund tends to avoid credit sensitive names, high financial leverage and vulnerable capital structures, and shows a preference for companies with strong cash flow generation, conservative management and market leadership.

The majority of the Fund’s modest underperformance over this short period was attributable to several factors. First, momentum-based stocks underperformed, as many previously beaten-down stocks reversed their trends and outgained prior winners. The Fund also was modestly defensive relative to the Russell 3000 benchmark which detracted from relative performance as riskier equities made significant gains during the period.

Overall, the Fund remained focused on companies with strong relative fundamentals, high quality of earnings, limited insider selling and reasonable valuation. However, these typically positive qualities led to a lagging of the index during these two months, given the surge in gains of riskier equities in the third quarter. At quarter end, the Fund had slightly more relative exposure to consumer cyclicals and technology,and marginally less exposure to staples and health care.

Nuveen Symphony Large-Cap Growth Fund

The Class A Shares at net asset value for the Nuveen Symphony Large-Cap Growth Fund slightly underperformed the Lipper Large-Cap Growth Funds Index, but slightly outperformed the Russell 1000 Growth Index during this short reporting period.

Symphony’s equity investment process combines quantitative methods for screening and risk control with qualitative methods for security selection and portfolio construction. Quantitative screening simplifies and disciplines the stock-selection process, sharpening the focus of the research team that makes investment decisions. Qualitative methods then add in-depth analysis of earnings quality, industry trends, trading characteristics and accounting practices. Overall, the Fund tends to avoid credit sensitive names, high financial leverage, and vulnerable capital structures, and shows a preference for companies with strong cash flow generation, conservative management and market leadership.

Nuveen Investments	3

While the Fund benefited from continuing to shift into more cyclical names throughout the period, its relative performance was constrained by momentum-based stocks, as previously beaten-down equities reversed trend and outgained prior winners.

The Fund remained focused on companies with strong relative fundamentals, high quality of earnings, limited insider selling and reasonable valuation. These typically positive qualities actually created a drag on performance versus the index on a short-term basis, given the surge in gains of riskier equities in the third quarter. At quarter end, the Fund had slightly more relative exposure to consumer cyclicals and technology, and marginally less exposure to staples and health care.

Nuveen Symphony Large-Cap Value Fund

During this short reporting period, the Class A Shares at net asset value for the Nuveen Symphony Large-Cap Value Fund underperformed the Russell 1000 Value Index, but outperformed the Lipper Large-Cap Value Funds Index.

Symphony’s equity investment process combines quantitative methods for screening and risk control with qualitative methods for security selection and portfolio construction. Quantitative screening simplifies and disciplines the stock-selection process, sharpening the focus of the research team that makes investment decisions. Qualitative methods then add in-depth analysis of earnings quality, industry trends, trading characteristics and accounting practices. For the period, our investment strategy focused on avoiding credit sensitive companies with high financial leverage and vulnerable capital structures. Instead, we looked for market leaders with strong cash flow generation and conservative management.

The majority of the Fund’s underperformance over this two-month period was attributable to several factors. First, momentum-based stocks underperformed, as previously beaten-down stocks reversed trend and outgained prior winners. The Fund also was modestly defensive relative to the benchmark, which detracted from relative performance as the riskier equities made significant gains during the period.

The Fund remained focused on companies with strong relative fundamentals, high quality of earnings, limited insider selling and reasonable valuation. However, these typically positive qualities led to a lagging of the index on a short-term basis, given the surge in gains of riskier equities in the third quarter. At quarter end, the Fund had slightly more relative exposure to consumer cyclicals and technology, and marginally less exposure to staples and health care.

Nuveen Symphony Mid-Cap Core Fund

During the period, the Class A Shares at net asset value for the Nuveen Symphony Mid-Cap Core Fund, while strong, underperformed the very robust returns of the Lipper Mid-Cap Core Funds Index and the Russell Midcap Index.

Symphony’s equity investment process combines quantitative methods for screening and risk control with qualitative methods for security selection and portfolio construction. Quantitative screening simplifies and disciplines the stock-selection process, sharpening

4	Nuveen Investments

the focus of the research team that makes investment decisions. Qualitative methods then add in-depth analysis of earnings quality, industry trends, trading characteristics and accounting practices. Overall, the Fund tends to avoid credit sensitive names, high financial leverage, and vulnerable capital structures, and shows a preference for companies with strong cash flow generation, conservative management and market leadership.

The majority of the Fund’s relative underperformance over this short period was attributable to several factors. First, momentum-based stocks underperformed, as previously beaten-down stocks reversed trend and outgained prior winners. The Fund also was modestly defensive relative to the benchmark, which detracted from comparative performance as the riskier equities made significant gains during the period.

The Fund remained focused on companies with strong relative fundamentals, high quality of earnings, limited insider selling and reasonable valuation. However, these typically positive qualities led to a lagging of the index on a short-term basis, given the surge in gains of riskier equities in the third quarter. At quarter end, the Fund had slightly more relative exposure to consumer cyclicals and technology, and marginally less exposure to staples and health care.

Nuveen Symphony Small-Mid Cap Core Fund

While showing a healthy return during the reporting period, the Class A Shares at net asset value for the Nuveen Symphony Small-Mid Cap Core Fund underperformed the strong performance of both of its comparative indexes, the Lipper Small-Cap Core Funds Index and Russell 2500 Index.

Symphony’s equity investment process combines quantitative methods for screening and risk control with qualitative methods for security selection and portfolio construction. Quantitative screening simplifies and disciplines the stock-selection process, sharpening the focus of the research team that makes investment decisions. Qualitative methods then add in-depth analysis of earnings quality, industry trends, trading characteristics and accounting practices. Overall, the Fund tends to avoid credit sensitive names, high financial leverage, and vulnerable capital structures, and shows a preference for companies with strong cash flow generation, conservative management and market leadership.

The majority of the Fund’s underperformance over this short period was attributable to several factors. First, momentum-based stocks underperformed, as previously beaten-down stocks reversed trend and outgained prior winners. The Fund also was modestly defensive relative to the benchmark which detracted from performance as the riskier equities made significant gains during the period.

The Fund remained focused on companies with strong relative fundamentals, high quality of earnings, limited insider selling and reasonable valuation. However, these typically positive qualities led to a lagging of the index on a short-term basis, given the surge in gains of riskier equities in the third quarter. At quarter end, the Fund had slightly more relative exposure to consumer cyclicals and technology, and marginally less exposure to staples and health care.

Nuveen Investments	5

Nuveen Symphony International Equity Fund

During the reporting period, the Class A Shares at net asset value for the Nuveen Symphony International Equity Fund slightly underperformed each of its comparative indexes.

Symphony’s equity investment process combines quantitative methods for screening and risk control with qualitative methods for security selection and portfolio construction. Quantitative screening simplifies and disciplines the stock-selection process, sharpening the focus of the research team that makes investment decisions. Qualitative methods then add in-depth analysis of earnings quality, industry trends, trading characteristics and accounting practices. The investment objective of the Fund is to seek long-term capital appreciation through an equity investing strategy focusing on non-US equity securities. Throughout the period, we sought to add companies that we think fit this strategy.

The majority of the Fund’s relative underperformance was attributable to several factors. First, momentum-based stocks underperformed, as previously beaten-down stocks reversed trend and outgained prior winners. The Fund also was modestly defensive relative to the benchmark, which detracted from performance as the riskier equities made significant gains during the period.

The Fund remained focused on companies with strong relative fundamentals, high quality of earnings, limited insider selling and reasonable valuation. However, these typically positive qualities led to a lagging of the index on a short-term basis, given the surge in gains of riskier equities in the third quarter. At quarter end, the Fund had slightly more relative exposure to consumer cyclicals and technology, and marginally less exposure to staples and health care.

Nuveen Symphony Optimized Alpha Fund

During the reporting period, the Class A Shares at net asset value for the Nuveen Symphony Optimized Alpha Fund underperformed each of its comparative indexes.

Symphony’s optimized alpha process consists of a combination of quantitative screens and fundamental research, which seek to create portfolios that deliver consistent returns.

We use quantitative screening which employs the same four models to identify stocks with higher return potential; analyst skill, earnings quality, valuation and insider behavior. We also focus on portfolio construction. The construction process optimizes for the highest projected return per unit of total risk, versus risk relative to a benchmark.

Finally, we conduct a qualitative assessment that provides a check on the four models and to potentially enhance overall return. Overall, the Fund tends to avoid credit sensitive names, high financial leverage, and vulnerable capital structures, and shows a preference for companies with strong cash flow generation, conservative management and market leadership.

The majority of the Fund’s underperformance during this short period was attributable to several factors. First, momentum-based stocks underperformed, as previously beaten-down stocks reversed trend and outgained prior winners. The Fund also was modestly

6	Nuveen Investments

*	Two-month returns are cumulative; one-year and since inception returns are annualized.

1	The Lipper Multi-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Core Funds category. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

2	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

3	The Lipper Large-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

4	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

5	The Lipper Large-Cap Value Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Large-Cap Value Funds category. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

6	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

7	The Lipper Mid-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Mid-Cap Core Funds category. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

8	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 30% of the total market capitalization of the Russell 1000 Index. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

defensive relative to the benchmark, which detracted from performance as the riskier equities made significant gains during the period.

The Fund remained focused on companies with strong relative fundamentals, high quality of earnings, limited insider selling and reasonable valuation. However, these typically positive qualities led to a lagging of the index on a short-term basis, given the surge in gains of riskier equities in the third quarter. At quarter end, the Fund had slightly more relative exposure to consumer cyclicals and technology, and marginally less exposure to staples and health care.

Class A Shares – Average Annual Total Returns*

As of 9/30/09

	2-Month	1-Year	Since Inception*
Nuveen Symphony All-Cap Core Fund
A Shares at NAV	7.59%	-7.28%	-3.70%
A Shares at Offer	1.43%	-12.59%	-5.39%
Lipper Multi-Cap Core Funds Index[1]	8.10%	-2.39%	-2.88%
Russell 3000 Index[2]	7.91%	-6.42%	-3.21%
Nuveen Symphony Large-Cap Growth Fund
A Shares at NAV	6.51%	-1.46%	-4.51%
A Shares at Offer	0.40%	-7.11%	-6.51%
Lipper Large-Cap Growth Funds Index[3]	6.87%	-1.56%	-5.20%
Russell 1000 Growth Index[4]	6.42%	-1.85%	-5.03%
Nuveen Symphony Large-Cap Value Fund
A Shares at NAV	8.74%	-10.84%	-2.19%
A Shares at Offer	2.48%	-15.95%	-3.91%
Lipper Large-Cap Value Funds Index[5]	7.65%	-6.10%	-9.06%
Russell 1000 Value Index[6]	9.30%	-10.62%	-10.94%
Nuveen Symphony Mid-Cap Core Fund
A Shares at NAV	8.95%	-5.10%	-2.35%
A Shares at Offer	2.67%	-10.55%	-4.07%
Lipper Mid-Cap Core Funds Index[7]	10.68%	-2.06%	-1.96%
Russell Midcap Index[8]	10.81%	-3.55%	-3.03%

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9	The Lipper Small-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Small-Cap Core Funds category. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

10	The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. The index returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

11	The Lipper International Multi-Cap Value Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper International Multi-Cap Value Funds category. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

12	The MSCI EAFE Index is an unmanaged index comprised of a capitalization-weighted sampling of the companies listed on the stock exchanges of 21 countries, excluding the U.S. and Canada. The index returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

13	The Lipper Multi-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Growth Funds category. The returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

14	The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The index returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

	2-Month	1-Year	Since Inception*
Nuveen Symphony Small-Mid Cap Core Fund
A Shares at NAV	7.46%	-9.91%	-5.59%
A Shares at Offer	1.31%	-15.08%	-7.25%
Lipper Small-Cap Core Funds Index[9]	9.28%	-4.09%	-10.86%
Russell 2500 Index[10]	10.12%	-5.68%	-12.02%
Nuveen Symphony International Equity Fund
A Shares at NAV	9.13%	-5.06%	-23.36%
A Shares at Offer	2.87%	-10.52%	-26.67%
Lipper International Multi-Cap Value Funds Index[11]	9.28%	4.98%	-17.30%
MSCI EAFE Index[12]	9.51%	3.80%	-18.74%
Nuveen Symphony Optimized Alpha Fund
A Shares at NAV	4.93%	-7.64%	-12.24%
A Shares at Offer	-1.10%	-12.97%	-14.79%
Lipper Multi-Cap Growth Funds Index[13]	8.30%	-0.39%	-13.50%
S&P 500 Index[14]	7.48%	-6.91%	-14.74%

*	Since inception returns for the Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony Mid-Cap Core Fund and Nuveen Symphony Small-Mid Cap Core Fund are as of 5/31/2006, for the Nuveen Symphony Large-Cap Growth Fund are as of 12/15/2006, for the Nuveen Symphony Optimized Alpha Fund are as of 9/28/07 and for the Nuveen Symphony International Equity Fund are as of 5/30/2008.

Returns quoted represent past performance which is no guarantee of future results. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A Shares have a 4.75% maximum sales charge. Returns at NAV would be lower if sales charges were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Returns reflect a voluntary expense limitation by the Fund’s investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see the Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

8	Nuveen Investments

Nuveen Symphony All-Cap Core Fund

Growth of an Assumed $10,000 Investment

Nuveen Symphony Large-Cap Growth Fund

Growth of an Assumed $10,000 Investment

The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A Shares of the Nuveen Funds compared with the corresponding indexes. Returns would be different for other share classes. The Lipper Multi-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Core Funds category. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Lipper Large-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index returns assume reinvestment of dividends and do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Funds’ returns include reinvestment of all dividends and distributions, and the Funds’ returns at the offer price depicted in the chart reflects the initial maximum sales charge applicable to Class A Shares (5.75%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.

Nuveen Investments	9

Nuveen Symphony Large-Cap Value Fund

Growth of an Assumed $10,000 Investment

Nuveen Symphony Mid-Cap Core Fund

Growth of an Assumed $10,000 Investment

The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A Shares of the Nuveen Funds compared with the corresponding indexes. Returns would be different for other share classes. The Lipper Large-Cap Value Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Large-Cap Value Funds category. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Mid-Cap Core Funds category. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 30% of the total market capitalization of the Russell 1000 Index. The index returns assume reinvestment of dividends and do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Funds’ returns include reinvestment of all dividends and distributions, and the Funds’ returns at the offer price depicted in the chart reflects the initial maximum sales charge applicable to Class A Shares (5.75%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.

10	Nuveen Investments

Nuveen Symphony Small-Mid Cap Core Fund

Growth of an Assumed $10,000 Investment

Nuveen Symphony International Equity Fund

Growth of an Assumed $10,000 Investment

The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A Shares of the Nuveen Funds compared with the corresponding indexes. Returns would be different for other share classes. The Lipper Small-Cap Core Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Small-Cap Core Funds category. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. The Lipper International Multi-Cap Value Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper International Multi-Cap Value Funds category. The MSCI EAFE Index is an unmanaged index comprised of a capitalization-weighted sampling of the companies listed on the stock exchanges of 21 developed countries, excluding the U.S. and Canada. The index returns assume reinvestment of dividends and do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Funds’ returns include reinvestment of all dividends and distributions, and the Funds’ returns at the offer price depicted in the chart reflects the initial maximum sales charge applicable to Class A Shares (5.75%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.

Nuveen Investments	11

Nuveen Symphony Optimized Alpha Fund

Growth of an Assumed $10,000 Investment

The graph does not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The index comparisons show the change in value of a $10,000 investment in the Class A Shares of the Nuveen Symphony Optimized Alpha Fund compared with the corresponding indexes. Returns would be different for other share classes. The Lipper Multi-Cap Growth Funds Index is a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Multi-Cap Growth Funds category. The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The index returns assume reinvestment of dividends and do not reflect any initial or ongoing expenses. You cannot invest directly in an index. The Nuveen Fund’s returns include reinvestment of all dividends and distributions, and the Fund’s returns at the offer price depicted in the chart reflects the initial maximum sales charge applicable to Class A Shares (5.75%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.

12	Nuveen Investments

Fund Spotlight as of 9/30/09 Nuveen Symphony All-Cap Core Fund

Quick Facts
	A Shares	C Shares	R3 Shares	I Shares
Fund Symbols	NACAX	NACCX	NCCRX	NSAIX
NAV	$16.31	$15.90	$16.39	$16.43
Inception Date	5/31/06	5/31/06	5/05/09	5/31/06

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and I Share returns are actual. The returns for Class R3 Shares are actual for the period since class inception on May 5, 2009; returns prior to class inception are Class I Share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 5.75% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are available to only certain retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	-7.28%	-12.59%
Since Inception	-3.70%	-5.39%

C Shares	NAV
1-Year	-7.99%
Since Inception	-4.43%

R3 Shares	NAV
1-Year	-7.51%
Since Inception	-3.97%

I Shares	NAV
1-Year	-7.02%
Since Inception	-3.45%

Expense Ratios
Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	3.43%	1.31%	7/31/08
Class C	4.18%	2.06%	7/31/08
Class R3	3.68%	1.64%	11/28/08
Class I	3.18%	1.06%	7/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Gross and Net Expense Ratios for Class R3 are estimated based on the actual expenses for the Fund during the most recent fiscal year. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through July 31, 2010. The Net Expense Ratios also reflect a custodian fee credit whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the waiver, reimbursement and custodian fee credit, the Net Expense Ratios would be higher and total returns would be less. These expense ratios may vary from the expense ratios shown elsewhere in this report.

Portfolio Allocation1

Portfolio Statistics
Net Assets ($000)	$834
Number of Common Stocks	226

Top Five Common Stock Holdings[1]
Apple, Inc.	2.3%
Philip Morris International	1.8%
Intel Corporation	1.7%
Wal-Mart Stores, Inc.	1.6%
Visa Inc.	1.5%

1	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.

Nuveen Investments	13

Fund Spotlight as of 9/30/09 Nuveen Symphony All-Cap Core Fund

Industries[1]
Oil, Gas & Consumable Fuels	8.4%
Computers & Peripherals	6.8%
Semiconductors & Equipment	4.9%
Insurance	4.2%
Capital Markets	3.7%
Health Care Providers & Services	3.6%
Diversified Financial Services	3.5%
Communications Equipment	3.0%
IT Services	2.9%
Electric Utilities	2.9%
Real Estate Investment Trust	2.8%
Media	2.7%
Specialty Retail	2.7%
Road & Rail	2.6%
Energy Equipment & Services	2.5%
Health Care Equipment & Supplies	2.4%
Metals & Mining	2.4%
Software	2.3%
Internet Software & Services	2.3%
Tobacco	2.1%
Machinery	2.0%
Beverages	1.9%
Pharmaceuticals	1.9%
Biotechnology	1.7%
Commercial Banks	1.6%
Food & Staples Retailing	1.6%
Life Sciences Tools & Services	1.6%
Aerospace & Defense	1.6%
Chemicals	1.5%
Internet & Catalog Retail	1.4%
Other	14.5%

1	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance				Hypothetical Performance (5% return before expenses)
	A Shares	C Shares	R3 Shares	I Shares	A Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (8/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/09)	$1,075.90	$1,074.30	$1,075.50	$1,076.70	$1,006.03	$1,004.78	$1,005.60	$1,006.43
Expenses Incurred During Period	$2.41	$3.71	$2.86	$2.00	$2.33	$3.58	$2.77	$1.93

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.39%, 2.14%, 1.65% and 1.15% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two-month period).

14	Nuveen Investments

Fund Spotlight as of 9/30/09 Nuveen Symphony Large-Cap Growth Fund

Quick Facts
	A Shares	C Shares	R3 Shares[1]	I Shares
Fund Symbols	NCGAX	NCGCX	N/A	NSGIX
NAV	$17.50	$17.15	$17.61	$17.62
Inception Date	12/15/06	12/15/06	9/29/09	12/15/06

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and I Share returns are actual. The returns for Class R3 Shares are actual for the period since class inception on September 29, 2009; returns prior to class inception are Class I Share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 5.75% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and will be available to only certain retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	-1.46%	-7.11%
Since Inception	-4.51%	-6.51%

C Shares	NAV
1-Year	-2.11%
Since Inception	-5.19%

R3 Shares	NAV
1-Year	-1.68%
Since Inception	-4.77%

I Shares	NAV
1-Year	-1.12%
Since Inception	-4.25%

Expense Ratios
Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	3.14%	1.29%	7/31/08
Class C	3.89%	2.05%	7/31/08
Class I	2.40%	1.05%	7/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through November 30, 2010. The Net Expense Ratios also reflect a custodian fee credit whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the waiver, reimbursement and custodian fee credit, the Net Expense Ratios would be higher and total returns would be less. These expense ratios may vary from the expense ratios shown elsewhere in this report.

Portfolio Allocation2

Portfolio Statistics
Net Assets ($000)	$6,778
Number of Common Stocks	67

Top Five Common Stock Holdings[2]
Apple, Inc.	5.1%
QUALCOMM, Inc.	3.4%
Intel Corporation	2.9%
Baxter International, Inc.	2.7%
Google Inc., Class A	2.6%

1	Effective September 29, 2009, the Fund issued Class R3 Shares.
2	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.
N/A	Class R3 Shares are currently not publicly available.

Nuveen Investments	15

Fund Spotlight as of 9/30/09 Nuveen Symphony Large-Cap Growth Fund

Industries[1]
Computers & Peripherals	10.5%
Semiconductors & Equipment	7.3%
Health Care Equipment & Supplies	5.1%
Health Care Providers & Services	5.0%
Internet Software & Services	4.7%
Communications Equipment	4.6%
IT Services	3.7%
Software	3.6%
Internet & Catalog Retail	3.3%
Energy Equipment & Services	3.2%
Oil, Gas & Consumable Fuels	3.1%
Metals & Mining	3.0%
Media	3.0%
Life Sciences Tools & Services	2.6%
Road & Rail	2.6%
Tobacco	2.4%
Food & Staples Retailing	2.4%
Air Freight & Logistics	2.1%
Food Products	2.0%
Aerospace & Defense	1.9%
Electric Utilities	1.9%
Real Estate Investment Trust	1.8%
Capital Markets	1.8%
Machinery	1.8%
Short-Term Investments	3.3%
Other	13.3%

1	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the R3 expense examples below reflect only the first 2 days of the class’s operations they may not provide a meaningful understanding of the class’s ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)
	A Shares	C Shares	R3 Shares	I Shares	A Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (8/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/09)	$1,065.10	$1,064.60	$995.50	$1,065.90	$1,006.10	$1,004.86	$1,000.19	$1,006.53
Expenses Incurred During Period	$2.33	$3.61	$0.09	$1.88	$2.26	$3.50	$0.09	$1.83

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.35%, 2.09% and 1.09% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two-month period). For Class R3 of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.59% multiplied by the average account value over the period, multiplied by 2/365 (to reflect the 2 days in the period since the class commencement of operations).

16	Nuveen Investments

Fund Spotlight as of 9/30/09 Nuveen Symphony Large-Cap Value Fund

Quick Facts
	A Shares	C Shares	R3 Shares	I Shares
Fund Symbols	NSLAX	NSLCX	NLCVX	NSLIX
NAV	$16.55	$16.40	$16.54	$16.57
Latest Capital Gain Distribution[1]	$0.0174	$0.0174	$ —	$0.0174
Latest Ordinary Income Distribution[2]	$0.1350	$ —	$ —	$0.1843
Inception Date	5/31/06	5/31/06	5/05/09	5/31/06

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and I Share returns are actual. The returns for Class R3 Shares are actual for the period since class inception on May 5, 2009; returns prior to class inception are Class I Share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 5.75% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are available to only certain retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	-10.84%	-15.95%
Since Inception	-2.19%	-3.91%

C Shares	NAV
1-Year	-11.48%
Since Inception	-2.92%

R3 Shares	NAV
1-Year	-11.06%
Since Inception	-2.43%

I Shares	NAV
1-Year	-10.62%
Since Inception	-1.95%

Expense Ratios
Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	3.33%	1.21%	7/31/08
Class C	4.08%	1.96%	7/31/08
Class R3	3.58%	1.54%	11/28/08
Class I	3.08%	0.96%	7/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Gross and Net Expense Ratios for Class R3 are estimated based on the actual expenses for the Fund during the most recent fiscal year. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through July 31, 2010. The Net Expense Ratios also reflect a custodian fee credit whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the waiver, reimbursement and custodian fee credit, the Net Expense Ratios would be higher and total returns would be less. These expense ratios may vary from the expense ratios shown elsewhere in this report.

Portfolio Allocation3

Portfolio Statistics
Net Assets ($000)	$1,046
Number of Common Stocks	73

Top Five Common Stock Holdings[3]
JPMorgan Chase & Co.	4.1%
Occidental Petroleum Corporation	4.0%
Chevron Corporation	3.7%
Bank of America Corporation	3.5%
Philip Morris International	2.5%

1	Paid December 16, 2008.

2	Paid December 31, 2008.

3	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.

Nuveen Investments	17

Fund Spotlight as of 9/30/09 Nuveen Symphony Large-Cap Value Fund

Industries[1]
Oil, Gas & Consumable Fuels	15.8%
Diversified Financial Services	9.2%
Insurance	7.8%
Pharmaceuticals	4.7%
Capital Markets	4.1%
Computers & Peripherals	4.1%
Electric Utilities	3.3%
Semiconductors & Equipment	3.2%
Road & Rail	3.0%
Media	2.9%
Commercial Banks	2.8%
Specialty Retail	2.8%
Metals & Mining	2.7%
Beverages	2.7%
Tobacco	2.5%
Commercial Services & Supplies	2.5%
IT Services	2.4%
Energy Equipment & Services	2.2%
Food & Staples Retailing	2.0%
Real Estate Investment Trust	1.9%
Hotels, Restaurants & Leisure	1.9%
Biotechnology	1.6%
Other	13.9%

1	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)
	A Shares	C Shares	R3 Shares	I Shares	A Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (8/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/09)	$1,087.40	$1,086.10	$1,086.70	$1,088.00	$1,006.18	$1,004.93	$1,005.78	$1,006.62
Expenses Incurred During Period	$2.27	$3.57	$2.69	$1.81	$2.18	$3.43	$2.58	$1.74

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.30%, 2.05%, 1.54% and 1.04% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two-month period).

18	Nuveen Investments

Fund Spotlight as of 9/30/09 Nuveen Symphony Mid-Cap Core Fund

Quick Facts
	A Shares	C Shares	R3 Shares	I Shares
Fund Symbols	NCCAX	NCCCX	NMCRX	NCCIX
NAV	$17.29	$16.85	$17.37	$17.41
Inception Date	5/31/06	5/31/06	5/05/09	5/31/06

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and I Share returns are actual. The returns for Class R3 Shares are actual for the period since class inception on May 5, 2009; returns prior to class inception are Class I Share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 5.75% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are available to only certain retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	-5.10%	-10.55%
Since Inception	-2.35%	-4.07%

C Shares	NAV
1-Year	-5.87%
Since Inception	-3.09%

R3 Shares	NAV
1-Year	-5.39%
Since Inception	-2.64%

I Shares	NAV
1-Year	-4.92%
Since Inception	-2.11%

Expense Ratios
Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	3.08%	1.31%	7/31/08
Class C	3.83%	2.06%	7/31/08
Class R3	3.33%	1.64%	11/28/08
Class I	2.83%	1.06%	7/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Gross and Net Expense Ratios for Class R3 are estimated based on the actual expenses for the Fund during the most recent fiscal year. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through July 31, 2010. The Net Expense Ratios also reflect a custodian fee credit whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the waiver, reimbursement and custodian fee credit, the Net Expense Ratios would be higher and total returns would be less. These expense ratios may vary from the expense ratios shown elsewhere in this report.

Portfolio Allocation1

Portfolio Statistics
Net Assets ($000)	$883
Number of Common Stocks	82

Top Five Common Stock Holdings[1]
MasterCard, Inc.	2.1%
PG&E Corporation	1.9%
Lubrizol Corporation	1.9%
Edison International	1.8%
Progress Energy, Inc.	1.8%

1	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.

Nuveen Investments	19

Fund Spotlight as of 9/30/09 Nuveen Symphony Mid-Cap Core Fund

Industries[1]
Oil, Gas & Consumable Fuels	6.7%
Specialty Retail	6.4%
Capital Markets	6.2%
Electric Utilities	5.3%
Computers & Peripherals	5.2%
Chemicals	4.4%
Insurance	4.3%
Health Care Providers & Services	4.1%
Semiconductors & Equipment	4.0%
Real Estate Investment Trust	3.9%
Road & Rail	3.2%
Beverages	3.2%
Software	3.0%
Media	2.8%
Machinery	2.7%
Energy Equipment & Services	2.5%
Multiline Retail	2.3%
IT Services	2.1%
Construction & Engineering	2.0%
Multi-Utilities	1.9%
Metals & Mining	1.7%
Life Sciences Tools & Services	1.7%
Food Products	1.6%
Wireless Telecommunication Services	1.5%
Pharmaceuticals	1.5%
Tobacco	1.4%
Other	14.4%

1	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)
	A Shares	C Shares	R3 Shares	I Shares	A Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (8/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/09)	$1,089.50	$1,087.80	$1,088.30	$1,089.50	$1,006.02	$1,004.78	$1,005.62	$1,006.45
Expenses Incurred During Period	$2.44	$3.73	$2.86	$1.99	$2.35	$3.58	$2.75	$1.91

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.40%, 2.14%, 1.64% and 1.14% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two-month period).

20	Nuveen Investments

Fund Spotlight as of 9/30/09 Nuveen Symphony Small-Mid Cap Core Fund

Quick Facts
	A Shares	C Shares	R3 Shares	I Shares
Fund Symbols	NSSAX	NSSCX	NSMFX	NSSIX
NAV	$15.41	$15.03	$15.49	$15.52
Latest Capital Gain Distribution[1]	$0.0920	$0.0920	$ —	$0.0920
Inception Date	5/31/06	5/31/06	5/05/09	5/31/06

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and I Share returns are actual. The returns for Class R3 Shares are actual for the period since class inception on May 5, 2009; returns prior to class inception are Class I Share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 5.75% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are available to only certain retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	-9.91%	-15.08%
Since Inception	-5.59%	-7.25%

C Shares	NAV
1-Year	-10.61%
Since Inception	-6.31%

R3 Shares	NAV
1-Year	-10.12%
Since Inception	-5.85%

I Shares	NAV
1-Year	-9.69%
Since Inception	-5.36%

Expense Ratios
Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	3.31%	1.35%	7/31/08
Class C	4.06%	2.10%	7/31/08
Class R3	3.56%	1.74%	11/28/08
Class I	3.06%	1.10%	7/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Gross and Net Expense Ratios for Class R3 are estimated based on the actual expenses for the Fund during the most recent fiscal year. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through July 31, 2010. The Net Expense Ratios also reflect a custodian fee credit whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the waiver, reimbursement and custodian fee credit, the Net Expense Ratios would be higher and total returns would be less. These expense ratios may vary from the expense ratios shown elsewhere in this report.

Portfolio Allocation2

Portfolio Statistics
Net Assets ($000)	$792
Number of Common Stocks	152

Top Five Common Stock Holdings[2]
Illumina Inc.	1.4%
Tempur Pedic International Inc.	1.3%
Guess Inc.	1.3%
Tanger Factory Outlet Centers	1.2%
Alpha Natural Resources Inc.	1.2%

1	Paid December 16, 2008.

2	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.

Nuveen Investments	21

Fund Spotlight as of 9/30/09 Nuveen Symphony Small-Mid Cap Core Fund

Industries[1]
Oil, Gas & Consumable Fuels	7.2%
Real Estate Investment Trust	5.8%
Specialty Retail	5.5%
Health Care Providers & Services	4.8%
Capital Markets	4.7%
Communications Equipment	4.5%
Insurance	4.2%
Chemicals	3.5%
Semiconductors & Equipment	3.3%
Computers & Peripherals	3.3%
Software	3.3%
Biotechnology	2.9%
Commercial Banks	2.7%
Electric Utilities	2.7%
Internet Software & Services	2.6%
IT Services	2.6%
Machinery	2.4%
Life Sciences Tools & Services	2.2%
Household Durables	2.0%
Aerospace & Defense	1.9%
Beverages	1.9%
Road & Rail	1.6%
Containers & Packaging	1.6%
Multiline Retail	1.6%
Media	1.5%
Diversified Financial Services	1.4%
Energy Equipment & Services	1.2%
Electrical Equipment	1.1%
Construction & Engineering	1.0%
Other	15.0%

1	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)
	A Shares	C Shares	R3 Shares	I Shares	A Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (8/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/09)	$1,074.60	$1,072.80	$1,074.20	$1,074.80	$1,005.87	$1,004.61	$1,005.43	$1,006.27
Expenses Incurred During Period	$2.58	$3.88	$3.03	$2.17	$2.50	$3.75	$2.93	$2.10

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.49%, 2.24%, 1.75% and 1.25% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two-month period).

22	Nuveen Investments

Fund Spotlight as of 9/30/09 Nuveen Symphony International Equity Fund

Quick Facts
	A Shares	C Shares	I Shares
Fund Symbols	NSIAX	NSECX	NSIEX
NAV	$13.98	$13.87	$13.98
Latest Ordinary Income Distribution[1]	$0.0196	$ —	$0.0568
Inception Date	5/30/08	5/30/08	5/30/08

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 5.75% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	-5.06%	-10.52%
Since Inception	-23.36%	-26.67%

C Shares	NAV
1-Year	-5.71%
Since Inception	-23.91%

I Shares	NAV
1-Year	-4.87%
Since Inception	-23.17%

Expense Ratios
Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	5.56%	1.38%	11/28/08
Class C	6.31%	2.13%	11/28/08
Class I	5.31%	1.13%	11/28/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses have been restated to reflect current expenses as if such expenses had been in effect during the previous fiscal year. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through November 30, 2011. Absent the waiver and reimbursement the Net Expense Ratios would be higher and total returns would be less. These expense ratios may vary from the expense ratios shown elsewhere in this report.

Portfolio Allocation2

Portfolio Statistics
Net Assets ($000)	$868
Number of Common Stocks	64

Top Five Common Stock Holdings[2]
Credit Suisse Group	3.5%
AXA-UAP	3.5%
Toyota Motor Corporation	3.5%
Deutsche Bank AG	3.2%
Millicom International Cellular S.A.	3.1%

1	Paid December 31, 2008.

2	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.

Nuveen Investments	23

Fund Spotlight as of 9/30/09 Nuveen Symphony International Equity Fund

Country Allocation[1]
Japan	15.6%
France	13.6%
United Kingdom	13.0%
Germany	13.0%
Switzerland	9.8%
Canada	8.4%
Brazil	5.6%
India	4.7%
Spain	3.6%
Other	12.7%

Industries[1]
Commercial Banks	15.2%
Oil, Gas & Consumable Fuels	10.6%
Pharmaceuticals	9.3%
Insurance	8.0%
Capital Markets	6.7%
Automobiles	6.2%
Wireless Telecommunication Services	4.8%
Metals & Mining	4.4%
Electric Utilities	3.8%
Multi-Utilities	3.7%
Diversified Telecommunication Services	3.5%
Electrical Equipment	3.0%
Office Electronics	3.0%
Electronic Equipment & Instruments	2.1%
Food Products	1.9%
Other	13.8%

1	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)
	A Shares	C Shares	I Shares	A Shares	C Shares	I Shares
Beginning Account Value (8/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/09)	$1,091.30	$1,089.60	$1,091.30	$1,006.07	$1,004.80	$1,006.48
Expenses Incurred During Period	$2.39	$3.72	$1.96	$2.30	$3.57	$1.88

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.37%, 2.13% and 1.12% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two-month period).

24	Nuveen Investments

Fund Spotlight as of 9/30/09 Nuveen Symphony Optimized Alpha Fund

Quick Facts
	A Shares	C Shares	I Shares
Fund Symbols	NOPAX	NOPCX	NOPRX
NAV	$15.33	$15.14	$15.35
Latest Ordinary Income Distribution[1]	$0.0486	$0.0131	$0.0921
Inception Date	9/28/07	9/28/07	9/28/07

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 5.75% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	-7.64%	-12.97%
Since Inception	-12.24%	-14.79%

C Shares	NAV
1-Year	-8.31%
Since Inception	-12.90%

I Shares	NAV
1-Year	-7.43%
Since Inception	-12.04%

Expense Ratios
Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	3.34%	1.45%	11/28/08
Class C	4.09%	2.20%	11/28/08
Class I	3.09%	1.20%	11/28/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses and have been restated to reflect current expenses as if such expenses had been in effect during the previous fiscal year. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse expenses through November 30, 2010. Absent the waiver and reimbursement the Net Expense Ratios would be higher and total returns would be less. These expense ratios may vary from the expense ratios shown elsewhere in this report.

Portfolio Allocation2

Portfolio Statistics
Net Assets ($000)	$2,783
Number of Common Stocks	73

Top Five Common Stock Holdings[2]
Apple, Inc.	4.5%
International Business Machines Corporation (IBM)	3.3%
JPMorgan Chase & Co.	3.2%
Philip Morris International	2.8%
Google Inc.	2.8%

1	Ordinary income distribution consists of short-term capital gains paid on December 16, 2008, and ordinary income paid on December 31, 2008, if any.

2	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.

Nuveen Investments	25

Fund Spotlight as of 9/30/09 Nuveen Symphony Optimized Alpha Fund

Industries[1]
Computers & Peripherals	8.9%
Health Care Providers & Services	6.3%
Metals & Mining	6.2%
Food Products	5.9%
Oil, Gas & Consumable Fuels	5.6%
Health Care Equipment & Supplies	5.5%
Household Products	4.9%
Tobacco	4.8%
Electric Utilities	4.4%
Biotechnology	3.9%
Diversified Financial Services	3.2%
Internet Software & Services	2.8%
Pharmaceuticals	2.7%
Specialty Retail	2.6%
Chemicals	2.6%
Road & Rail	2.6%
Insurance	2.6%
Communications Equipment	2.3%
Capital Markets	1.9%
Electronic Equipment & Instruments	1.8%
Consumer Finance	1.6%
Beverages	1.5%
Semiconductors & Equipment	1.5%
Other	13.9%

1	As a percentage of total investments as of September 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)
	A Shares	C Shares	I Shares	A Shares	C Shares	I Shares
Beginning Account Value (8/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/09)	$1,049.30	$1,047.80	$1,049.20	$1,005.95	$1,004.68	$1,006.37
Expenses Incurred During Period	$2.47	$3.76	$2.04	$2.41	$3.69	$2.00

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.44%, 2.20% and 1.19% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two-month period).

26	Nuveen Investments

Report of

Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

Nuveen Investment Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Large-Cap Growth Fund, Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony Mid-Cap Core Fund, Nuveen Symphony Small-Mid Cap Core Fund, Nuveen Symphony International Equity Fund, and Nuveen Symphony Optimized Alpha Fund (each a series of the Nuveen Investment Trust II, hereafter referred to as the “Funds”) at September 30, 2009, the results of each of their operations for the two months then ended and the year ended July 31, 2009, the changes in their net assets for the two months ended September 30, 2009 and each of the periods indicated and the financial highlights for the two month period ended September 30, 2009, and each of the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Chicago, IL

November 25, 2009

Nuveen Investments	27

Portfolio of Investments

Nuveen Symphony All-Cap Core Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 95.1%

	Aerospace & Defense – 1.5%

23	Alliant Techsystems Inc., (2)	$1,791

20	Esterline Technologies Corporation, (2)	784

49	GeoEye, Inc., (2)	1,313

177	Raytheon Company	8,491
	Total Aerospace & Defense	12,379

	Air Freight & Logistics – 0.8%

114	United Parcel Service, Inc., Class B	6,438

	Automobiles – 0.2%

57	Thor Industries, Inc.	1,764

	Beverages – 1.8%

11	Boston Beer Company, (2)	408

47	Coca-Cola Company	2,524

82	Coca-Cola Enterprises Inc.	1,756

175	Dr. Pepper Snapple Group, (2)	5,031

118	Molson Coors Brewing Company, Class B	5,744
	Total Beverages	15,463

	Biotechnology – 1.6%

65	Alnylam Pharmaceuticals, Inc., (2)	1,474

136	Amgen Inc., (2)	8,191

114	BioMarin Pharmaceutical Inc., (2)	2,061

79	ISIS Pharmaceuticals, Inc., (2)	1,151

24	Medivation, Inc., (2)	651
	Total Biotechnology	13,528

	Building Products – 0.3%

58	Apogee Enterprises, Inc.	871

103	Masco Corporation	1,331
	Total Building Products	2,202

	Capital Markets – 3.5%

61	Ameriprise Financial, Inc.	2,216

67	Calamos Asset Management, Inc. Class A	875

41	Goldman Sachs Group, Inc.	7,558

161	Invesco LTD	3,664

42	Lazard Limited	1,735

211	Legg Mason, Inc.	6,547

30	Stifel Financial Corporation, (2)	1,647

60	T. Rowe Price Group Inc.	2,742

104	TD Ameritrade Holding Corporation, (2)	2,040
	Total Capital Markets	29,024

	Chemicals – 1.5%

140	Celanese Corporation, Series A	3,500

41	Lubrizol Corporation	2,930

88	Scotts Miracle Gro Company	3,780

110	Solutia Inc., (2)	1,274

28	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

31	Westlake Chemical Corporation	$797
	Total Chemicals	12,281

	Commercial & Professional Services – 0.4%

163	Corrections Corporation of America, (2)	3,692

	Commercial Banks – 1.5%

136	BB&T Corporation	3,705

37	Commerce Bancshares Inc.	1,378

64	Community Bank System Inc.	1,169

26	Hancock Holding Company	977

36	UMB Financial Corporation	1,456

143	Wells Fargo & Company	4,030
	Total Commercial Banks	12,715

	Commercial Services & Supplies – 0.8%

96	EnergySolutions Inc.	885

109	Republic Services, Inc.	2,896

53	Stericycle Inc., (2)	2,568
	Total Commercial Services & Supplies	6,349

	Communications Equipment – 2.8%

130	ADC Telecommunications Inc., (2)	1,084

244	CommScope Inc., (2)	7,303

29	Comtech Telecom Corporation, (2)	963

52	Interdigital Inc., (2)	1,204

42	Plantronics Inc.	1,126

226	QUALCOMM, Inc.	10,165

68	Starent Networks Corporation, (2)	1,729
	Total Communications Equipment	23,574

	Computers & Peripherals – 6.5%

97	Apple, Inc., (2)	17,978

96	Hewlett-Packard Company	4,532

77	International Business Machines Corporation (IBM)	9,210

75	Network Appliance Inc., (2)	2,001

384	Seagate Technology	5,841

39	Synaptics, Inc., (2)	983

170	Teradata Corporation, (2)	4,678

241	Western Digital Corporation, (2)	8,804
	Total Computers & Peripherals	54,027

	Construction & Engineering – 1.1%

129	Fluor Corporation	6,560

77	Quanta Services Incorporated, (2)	1,704

27	Shaw Group Inc., (2)	866
	Total Construction & Engineering	9,130

	Containers & Packaging – 0.9%

95	Packaging Corp. of America	1,938

Nuveen Investments	29

Portfolio of Investments

Nuveen Symphony All-Cap Core Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Containers & Packaging (continued)

172	Pactiv Corporation, (2)	$4,481

31	Rock-Tenn Company	1,460
	Total Containers & Packaging	7,879

	Diversified Consumer Services – 0.8%

23	American Public Education Inc., (2)	799

86	Apollo Group, Inc., (2)	6,336
	Total Diversified Consumer Services	7,135

	Diversified Financial Services – 3.3%

579	Bank of America Corporation	9,797

9	CME Group, Inc.	2,774

245	JPMorgan Chase & Co.	10,736

152	Nasdaq Stock Market, Inc., (2)	3,200

70	PHH Corporation, (2)	1,389
	Total Diversified Financial Services	27,896

	Diversified REIT – 0.1%

14	PS Business Parks Inc.	718

	Diversified Telecommunication Services – 0.1%

48	Cbeyond Inc., (2)	774

	Electric Utilities – 2.7%

84	Edison International	2,821

225	Exelon Corporation	11,165

84	FPL Group, Inc.	4,639

86	Great Plains Energy Incorporated	1,544

72	Progress Energy, Inc.	2,812
	Total Electric Utilities	22,981

	Electrical Equipment – 0.2%

117	GrafTech International Ltd., (2)	1,720

	Electronic Components – 0.6%

346	Corning Incorporated	5,297

	Electronic Equipment & Instruments – 0.1%

36	Multi Fineline Electronix, Inc., (2)	1,034

	Energy Equipment & Services – 2.3%

146	Cooper Cameron Corporation, (2)	5,522

122	FMC Technologies Inc., (2)	6,373

112	Halliburton Company	3,037

149	Pride International Inc., (2)	4,536
	Total Energy Equipment & Services	19,468

	Food & Staples Retailing – 1.5%

255	Wal-Mart Stores, Inc.	12,517

	Food Products – 1.2%

76	Campbell Soup Company	2,479

69	ConAgra Foods, Inc.	1,496

30	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

49	Dean Foods Company, (2)	$872

22	General Mills, Inc.	1,416

97	Hershey Foods Corporation	3,769
	Total Food Products	10,032

	Health Care Equipment & Supplies – 2.3%

139	Baxter International, Inc.	7,924

71	Becton, Dickinson and Company	4,952

66	Covidien PLC	2,855

55	Inverness Medical Innovation, (2)	2,130

49	Masimo Corporation, (2)	1,284
	Total Health Care Equipment & Supplies	19,145

	Health Care Providers & Services – 3.5%

32	Centene Corporation, (2)	606

74	Community Health Systems Inc., (2)	2,363

118	Coventry Health Care, Inc., (2)	2,355

26	Emergency Medical Services Corporation, (2)	1,209

120	Express Scripts, Inc., (2)	9,310

86	HealthSouth Corporation, (2)	1,345

24	Laboratory Corporation of America Holdings, (2)	1,577

94	McKesson HBOC Inc.	5,598

56	Pharmerica Corporation, (2)	1,040

66	Quest Diagnostics Incorporated	3,445
	Total Health Care Providers & Services	28,848

	Hotels, Restaurants & Leisure – 1.3%

77	Boyd Gaming Corporation, (2)	842

84	Las Vegas Sands, (2)	1,415

130	Royal Caribbean Cruises Limited, (2)	3,130

110	Starbucks Corporation, (2)	2,272

41	Wynn Resorts Ltd, (2)	2,906
	Total Hotels, Restaurants & Leisure	10,565

	Household Durables – 0.9%

27	Meritage Corporation, (2)	548

223	Newell Rubbermaid Inc.	3,499

104	Tempur Pedic International Inc., (2)	1,970

59	Toll Brothers Inc., (2)	1,153
	Total Household Durables	7,170

	Household Products – 0.6%

62	Colgate-Palmolive Company	4,729

	Insurance – 4.0%

50	Ace Limited	2,673

71	Allstate Corporation	2,174

42	Arch Capital Group Limited, (2)	2,837

41	Aspen Insurance Holdings Limited	1,085

Nuveen Investments	31

Portfolio of Investments

Nuveen Symphony All-Cap Core Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Insurance (continued)

104	Assurant Inc.	$3,334

61	Delphi Financial Group, Inc.	1,380

11	Navigators Group, Inc., (2)	605

298	Principal Financial Group, Inc.	8,162

83	Prudential Financial, Inc.	4,143

85	Travelers Companies, Inc.	4,185

109	WR Berkley Corporation	2,756
	Total Insurance	33,334

	Internet & Catalog Retail – 1.3%

63	Amazon.com, Inc., (2)	5,882

116	NetFlix.com Inc., (2)	5,356
	Total Internet & Catalog Retail	11,238

	Internet Software & Services – 2.2%

80	Equinix Inc., (2)	7,360

15	Google Inc., Class A, (2)	7,438

76	Rackspace Hosting Inc., (2)	1,297

104	Switch & Data Facilities Company, Inc., (2)	1,415

31	Vocus, Inc., (2)	648
	Total Internet Software & Services	18,158

	IT Services – 2.8%

46	MasterCard, Inc.	9,299

51	VeriFone Holdings Inc., (2)	810

167	Visa Inc.	11,540

51	Wright Express Corporation, (2)	1,505
	Total IT Services	23,154

	Leisure Equipment & Products – 0.5%

164	Hasbro, Inc.	4,551

	Life Sciences Tools & Services – 1.5%

9	Bio-Rad Laboratories Inc., (2)	827

146	Illumina Inc., (2)	6,205

31	Life Technologies Corporation, (2)	1,443

45	Millipore Corporation, (2)	3,165

19	Thermo Fisher Scientific, Inc., (2)	830
	Total Life Sciences Tools & Services	12,470

	Machinery – 1.9%

28	Badger Meter Inc.	1,083

30	Chart Industries, Inc., (2)	648

57	Cummins Inc.	2,554

101	Flowserve Corporation	9,953

46	Harsco Corporation	1,629
	Total Machinery	15,867

	Marine – 0.2%

64	Genco Shipping and Trading Limited	1,330

32	Nuveen Investments

Shares	Description (1)	Value

	Media – 2.6%

202	Cablevision Systems Corporation	$4,798

310	Comcast Corporation, Class A	5,236

214	DIRECTV Group, Inc., (2)	5,902

152	Scripps Networks Interactive, Class A Shares	5,616
	Total Media	21,552

	Metals & Mining – 2.3%

132	Freeport-McMoRan Copper & Gold, Inc.	9,057

260	Steel Dynamics Inc.	3,988

97	Walter Industries Inc.	5,826
	Total Metals & Mining	18,871

	Mortgage REIT – 0.9%

320	Annaly Capital Management Inc.	5,805

57	Hatteras Financial Corp.	1,709
	Total Mortgage REIT	7,514

	Multiline Retail – 0.8%

83	Big Lots, Inc., (2)	2,077

235	Federated Department Stores, Inc.	4,298
	Total Multiline Retail	6,375

	Multi-Utilities – 0.4%

75	PG&E Corporation	3,037

	Oil, Gas & Consumable Fuels – 8.0%

136	Alpha Natural Resources Inc., (2)	4,774

150	Chesapeake Energy Corporation	4,260

153	Chevron Corporation	10,776

145	Cimarex Energy Company	6,281

19	Comstock Resources Inc., (2)	762

233	Continental Resources Inc., (2)	9,127

35	EOG Resources, Inc.	2,923

91	Hess Corporation	4,865

17	James River Coal Company, (2)	325

34	McMoran Exploration Corporation, (2)	257

72	Murphy Oil Corporation	4,145

117	Occidental Petroleum Corporation	9,173

133	Petrohawk Energy Corporation, (2)	3,220

80	Rosetta Resources, Inc., (2)	1,175

99	SandRidge Energy Inc., (2)	1,283

91	Valero Energy Corporation	1,764

8	Whiting Petroleum Corporation, (2)	461

24	World Fuel Services Corporation	1,154
	Total Oil, Gas & Consumable Fuels	66,725

	Paper & Forest Products – 0.1%

40	Buckeye Technologies Inc., (2)	429

Nuveen Investments	33

Portfolio of Investments

Nuveen Symphony All-Cap Core Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Pharmaceuticals – 1.8%

225	Bristol-Myers Squibb Company	$5,067

44	Johnson & Johnson	2,679

71	Perrigo Company	2,413

133	Watson Pharmaceuticals Inc., (2)	4,873
	Total Pharmaceuticals	15,032

	Professional Services – 0.1%

39	TrueBlue Inc., (2)	549

	Residential REIT – 0.2%

35	Equity Lifestyles Properties Inc.	1,498

	Retail REIT – 0.5%

39	Simon Property Group, Inc.	2,689

49	Tanger Factory Outlet Centers	1,830
	Total Retail REIT	4,519

	Road & Rail – 2.4%

34	Con-Way, Inc.	1,303

141	CSX Corporation	5,902

83	Kansas City Southern Industries, (2)	2,199

40	Landstar System	1,522

102	Norfolk Southern Corporation	4,397

86	Union Pacific Corporation	5,018
	Total Road & Rail	20,341

	Semiconductors & Equipment – 4.7%

324	Broadcom Corporation, Class A, (2)	9,944

695	Intel Corporation	13,600

112	KLA-Tencor Corporation	4,016

310	Marvell Technology Group Ltd., (2)	5,019

55	Monolithic Power Systems, Inc., (2)	1,290

116	Novellus Systems, Inc., (2)	2,434

104	ON Semiconductor Corporation, (2)	858

79	Xilinx, Inc.	1,850
	Total Semiconductors & Equipment	39,011

	Software – 2.2%

16	Advent Software Inc., (2)	644

60	Ansys Inc., (2)	2,248

51	BMC Software, Inc., (2)	1,914

42	Citrix Systems, (2)	1,648

29	CommVault Systems, Inc., (2)	602

32	JDA Software Group, (2)	702

95	Rovi Corporation, (2)	3,192

128	Salesforce.com, Inc., (2)	7,287
	Total Software	18,237

34	Nuveen Investments

Shares	Description (1)	Value

	Specialized REIT – 1.0%

59	Health Care Property Investors Inc.	$1,696

159	Rayonier Inc.	6,505
	Total Specialized REIT	8,201

	Specialty Retail – 2.5%

134	Abercrombie & Fitch Co., Class A	4,406

65	Asbury Automotive Group, Inc., (2)	824

173	Chico’s FAS, Inc., (2)	2,249

101	Gap, Inc.	2,161

78	Guess Inc.	2,889

19	Gymboree Corporation, (2)	919

211	Home Depot, Inc.	5,621

74	PetSmart Inc.	1,610

45	Stein Mart, Inc., (2)	572
	Total Specialty Retail	21,251

	Textiles, Apparel & Luxury Goods – 0.2%

52	True Religion Apparel, Inc., (2)	1,348

	Thrifts & Mortgage Finance – 0.9%

571	Hudson City Bancorp, Inc.	7,509

	Tobacco – 1.9%

30	Lorillard Inc.	2,229

288	Philip Morris International	14,036
	Total Tobacco	16,265

	Wireless Telecommunication Services – 0.5%

142	Crown Castle International Corporation, (2)	4,453
	Total Investments (cost $736,691) – 95.1%	793,293
	Other Assets Less Liabilities – 4.9%	41,162
	Net Assets – 100%	$834,455

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

Nuveen Investments	35

Portfolio of Investments

Nuveen Symphony Large-Cap Growth Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 95.7%

	Aerospace & Defense – 1.9%

2,710	Raytheon Company	$129,999

	Air Freight & Logistics – 2.1%

2,540	United Parcel Service, Inc., Class B	143,434

	Beverages – 0.8%

1,065	Coca-Cola Company	57,191

	Biotechnology – 1.3%

1,510	Amgen Inc., (2)	90,947

	Capital Markets – 1.8%

316	Goldman Sachs Group, Inc.	58,255

1,365	T. Rowe Price Group Inc.	62,381
	Total Capital Markets	120,636

	Chemicals – 0.5%

1,320	Celanese Corporation, Series A	33,000

	Commercial Services & Supplies – 0.9%

1,211	Stericycle Inc., (2)	58,673

	Communications Equipment – 4.5%

2,513	CommScope Inc., (2)	75,214

5,133	QUALCOMM, Inc.	230,882
	Total Communications Equipment	306,096

	Computers & Peripherals – 10.4%

1,858	Apple, Inc., (2)	344,415

749	Hewlett-Packard Company	35,360

1,418	International Business Machines Corporation (IBM)	169,607

2,270	Teradata Corporation, (2)	62,470

2,552	Western Digital Corporation, (2)	93,225
	Total Computers & Peripherals	705,077

	Construction & Engineering – 1.4%

1,903	Fluor Corporation	96,768

	Containers & Packaging – 0.8%

2,180	Pactiv Corporation, (2)	56,789

	Diversified Consumer Services – 1.7%

1,560	Apollo Group, Inc., (2)	114,925

	Electric Utilities – 1.9%

2,607	Exelon Corporation	129,359

	Electronic Components – 0.9%

3,780	Corning Incorporated	57,872

	Energy Equipment & Services – 3.2%

3,244	Cooper Cameron Corporation, (2)	122,688

1,824	FMC Technologies Inc., (2)	95,286
	Total Energy Equipment & Services	217,974

36	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – 2.4%

3,323	Wal-Mart Stores, Inc.	$163,126

	Food Products – 2.0%

970	Campbell Soup Company	31,641

1,099	Dean Foods Company, (2)	19,551

2,197	Hershey Foods Corporation	85,375
	Total Food Products	136,567

	Health Care Equipment & Supplies – 5.0%

3,138	Baxter International, Inc.	178,897

1,621	Becton, Dickinson and Company	113,065

1,260	Inverness Medical Innovation, (2)	48,800
	Total Health Care Equipment & Supplies	340,762

	Health Care Providers & Services – 5.0%

2,700	Coventry Health Care, Inc., (2)	53,892

2,017	Express Scripts, Inc., (2)	156,479

2,140	McKesson HBOC Inc.	127,437
	Total Health Care Providers & Services	337,808

	Hotels, Restaurants & Leisure – 1.2%

1,900	Las Vegas Sands, (2)	31,996

2,490	Starbucks Corporation, (2)	51,419
	Total Hotels, Restaurants & Leisure	83,415

	Household Products – 1.6%

1,407	Colgate-Palmolive Company	107,326

	Insurance – 0.8%

1,970	Principal Financial Group, Inc.	53,958

	Internet & Catalog Retail – 3.3%

1,414	Amazon.com, Inc., (2)	132,011

1,970	NetFlix.com, Inc., (2)	90,955
	Total Internet & Catalog Retail	222,966

	Internet Software & Services – 4.6%

1,475	Equinix Inc., (2)	135,700

358	Google Inc., Class A, (2)	177,514
	Total Internet Software & Services	313,214

	IT Services – 3.7%

631	MasterCard, Inc.	127,557

1,769	Visa Inc.	122,256
	Total IT Services	249,813

	Life Sciences Tools & Services – 2.6%

1,710	Illumina Inc., (2)	72,675

700	Life Technologies Corporation, (2)	32,585

1,023	Millipore Corporation, (2)	71,948
	Total Life Sciences Tools & Services	177,208

Nuveen Investments	37

Portfolio of Investments

Nuveen Symphony Large-Cap Growth Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Machinery – 1.8%

1,205	Flowserve Corporation	$118,741

	Media – 3.0%

4,783	DIRECTV Group, Inc., (2)	131,915

1,880	Scripps Networks Interactive, Class A Shares	69,466
	Total Media	201,381

	Metals & Mining – 3.0%

1,436	Freeport-McMoRan Copper & Gold, Inc.	98,524

1,745	Walter Industries Inc.	104,805
	Total Metals & Mining	203,329

	Oil, Gas & Consumable Fuels – 3.1%

1,527	Alpha Natural Resources Inc., (2)	53,598

2,455	Continental Resources Inc., (2)	96,162

2,377	Petrohawk Energy Corporation, (2)	57,547
	Total Oil, Gas & Consumable Fuels	207,307

	Retail REIT – 0.9%

869	Simon Property Group, Inc.	60,335

	Road & Rail – 2.5%

3,212	CSX Corporation	134,454

631	Union Pacific Corporation	36,819
	Total Road & Rail	171,273

	Semiconductors & Equipment – 7.2%

5,720	Broadcom Corporation, Class A, (2)	175,547

9,785	Intel Corporation	191,492

3,982	Marvell Technology Group Ltd., (2)	64,469

2,640	Novellus Systems, Inc., (2)	55,387
	Total Semiconductors & Equipment	486,895

	Software – 3.6%

868	Ansys Inc., (2)	32,524

941	Citrix Systems, (2)	36,915

2,160	Rovi Corporation, (2)	72,576

1,757	Salesforce.com, Inc., (2)	100,026
	Total Software	242,041

	Specialized REIT – 0.9%

1,487	Rayonier Inc.	60,833

	Thrifts & Mortgage Finance – 1.0%

4,990	Hudson City Bancorp, Inc.	65,619

	Tobacco – 2.4%

3,363	Philip Morris International	163,913
	Total Common Stocks (cost $5,621,826)	6,486,570

38	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.3%

$223	Repurchase Agreement with State Street Bank, dated 9/30/09, repurchase price $222,717, collateralized by $230,000 U.S. Treasury Bills, 0.000%, due 3/25/10, value $229,793	0.010%	10/01/09	$222,717
	Total Short-Term Investments (cost $222,717)			222,717
	Total Investments (cost $5,844,543) – 99.0%			6,709,287
	Other Assets Less Liabilities – 1.0%			68,658
	Net Assets – 100%			$6,777,945

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

Nuveen Investments	39

Portfolio of Investments

Nuveen Symphony Large-Cap Value Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 98.9%

	Aerospace & Defense – 1.0%

224	Raytheon Company	$10,745

	Beverages – 2.7%

298	Coca-Cola Enterprises Inc.	6,380

317	Dr. Pepper Snapple Group, (2)	9,114

255	Molson Coors Brewing Company, Class B	12,413
	Total Beverages	27,907

	Biotechnology – 1.6%

270	Amgen Inc., (2)	16,262

	Capital Markets – 4.1%

93	Goldman Sachs Group, Inc.	17,145

394	Invesco LTD	8,967

529	Legg Mason, Inc.	16,415
	Total Capital Markets	42,527

	Chemicals – 0.7%

178	Scotts Miracle Gro Company	7,645

	Commercial & Professional Services – 1.4%

664	Corrections Corporation of America, (2)	15,040

	Commercial Banks – 2.8%

496	BB&T Corporation	13,511

552	Wells Fargo & Company	15,555
	Total Commercial Banks	29,066

	Commercial Services & Supplies – 1.0%

397	Republic Services, Inc.	10,548

	Communications Equipment – 0.9%

313	CommScope Inc., (2)	9,368

	Computers & Peripherals – 4.0%

209	Hewlett-Packard Company	9,867

1,399	Seagate Technology	21,279

299	Western Digital Corporation, (2)	10,922
	Total Computers & Peripherals	42,068

	Construction & Engineering – 0.6%

301	Quanta Services Incorporated, (2)	6,661

	Containers & Packaging – 0.7%

299	Pactiv Corporation, (2)	7,789

	Diversified Financial Services – 9.1%

2,113	Bank of America Corporation	35,752

34	CME Group, Inc.	10,478

959	JPMorgan Chase & Co.	42,026

346	Nasdaq Stock Market, Inc., (2)	7,283
	Total Diversified Financial Services	95,539

40	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities – 3.2%

311	Exelon Corporation	$15,432

330	FPL Group, Inc.	18,226
	Total Electric Utilities	33,658

	Electronic Components – 0.9%

636	Corning Incorporated	9,737

	Energy Equipment & Services – 2.2%

436	Halliburton Company	11,824

360	Pride International Inc., (2)	10,958
	Total Energy Equipment & Services	22,782

	Food & Staples Retailing – 2.0%

417	Wal-Mart Stores, Inc.	20,471

	Food Products – 0.5%

87	General Mills, Inc.	5,601

	Health Care Equipment & Supplies – 1.1%

254	Covidien PLC	10,988

	Health Care Providers & Services – 1.3%

254	Quest Diagnostics Incorporated	13,256

	Hotels, Restaurants & Leisure – 1.8%

506	Royal Caribbean Cruises Limited, (2)	12,184

100	Wynn Resorts Ltd, (2)	7,089
	Total Hotels, Restaurants & Leisure	19,273

	Household Durables – 1.2%

812	Newell Rubbermaid Inc.	12,740

	Insurance – 7.7%

192	Ace Limited	10,264

278	Allstate Corporation	8,512

403	Assurant Inc.	12,920

642	Principal Financial Group, Inc.	17,584

304	Prudential Financial, Inc.	15,173

334	Travelers Companies, Inc.	16,443
	Total Insurance	80,896

	IT Services – 2.4%

356	Visa Inc.	24,603

	Leisure Equipment & Products – 0.9%

354	Hasbro, Inc.	9,824

	Machinery – 1.4%

145	Flowserve Corporation	14,288

	Media – 2.8%

444	Cablevision Systems Corporation	10,545

1,121	Comcast Corporation, Class A	18,934
	Total Media	29,479

Nuveen Investments	41

Portfolio of Investments

Nuveen Symphony Large-Cap Value Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Metals & Mining – 2.7%

264	Freeport-McMoRan Copper & Gold, Inc.	$18,113

646	Steel Dynamics Inc.	9,910
	Total Metals & Mining	28,023

	Mortgage REIT – 1.3%

733	Annaly Capital Management Inc.	13,297

	Multiline Retail – 0.8%

439	Federated Department Stores, Inc.	8,029

	Oil, Gas & Consumable Fuels – 15.6%

549	Chesapeake Energy Corporation	15,592

541	Chevron Corporation	38,103

361	Cimarex Energy Company	15,639

249	Continental Resources Inc., (2)	9,753

136	EOG Resources, Inc.	11,357

320	Hess Corporation	17,107

121	Murphy Oil Corporation	6,966

529	Occidental Petroleum Corporation	41,474

352	Valero Energy Corporation	6,825
	Total Oil, Gas & Consumable Fuels	162,816

	Pharmaceuticals – 4.6%

847	Bristol-Myers Squibb Company	19,074

173	Johnson & Johnson	10,534

511	Watson Pharmaceuticals Inc., (2)	18,723
	Total Pharmaceuticals	48,331

	Road & Rail – 2.9%

127	Burlington Northern Santa Fe Corporation	10,138

392	Norfolk Southern Corporation	16,899

65	Union Pacific Corporation	3,793
	Total Road & Rail	30,830

	Semiconductors & Equipment – 3.2%

958	Intel Corporation	18,748

406	KLA-Tencor Corporation	14,559
	Total Semiconductors & Equipment	33,307

	Specialized REIT – 0.7%

167	Rayonier Inc.	6,832

	Specialty Retail – 2.8%

273	Abercrombie & Fitch Co., Class A	8,976

748	Home Depot, Inc.	19,927
	Total Specialty Retail	28,903

	Thrifts & Mortgage Finance – 1.0%

790	Hudson City Bancorp, Inc.	10,389

	Tobacco – 2.5%

539	Philip Morris International	26,271

42	Nuveen Investments

Shares	Description (1)	Value

	Wireless Telecommunication Services – 0.8%

253	Crown Castle International Corporation, (2)	$7,934
	Total Investments (cost $901,486) – 98.9%	1,033,723
	Other Assets Less Liabilities – 1.1%	12,025
	Net Assets – 100%	$1,045,748

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

Nuveen Investments	43

Portfolio of Investments

Nuveen Symphony Mid-Cap Core Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 98.9%

	Aerospace & Defense – 1.2%

131	Alliant Techsystems Inc., (2)	$10,198

	Automobiles – 1.1%

321	Thor Industries, Inc.	9,935

	Beverages – 3.2%

518	Dr. Pepper Snapple Group, (2)	14,893

266	Molson Coors Brewing Company, Class B	12,949
	Total Beverages	27,842

	Biotechnology – 1.3%

644	BioMarin Pharmaceutical Inc., (2)	11,644

	Building Products – 0.8%

577	Masco Corporation	7,455

	Capital Markets – 6.1%

339	Ameriprise Financial, Inc.	12,316

333	Invesco LTD	7,579

235	Lazard Limited	9,708

424	Legg Mason, Inc.	13,157

560	TD Ameritrade Holding Corporation, (2)	10,987
	Total Capital Markets	53,747

	Chemicals – 4.3%

455	Celanese Corporation, Series A	11,375

232	Lubrizol Corporation	16,579

235	Scotts Miracle Gro Company	10,093
	Total Chemicals	38,047

	Commercial Banks – 0.8%

197	Commerce Bancshares Inc.	7,336

	Communications Equipment – 1.0%

300	CommScope Inc., (2)	8,979

	Computers & Peripherals – 5.2%

78	Apple, Inc., (2)	14,459

422	Network Appliance Inc., (2)	11,259

396	Teradata Corporation, (2)	10,898

247	Western Digital Corporation, (2)	9,023
	Total Computers & Peripherals	45,639

	Construction & Engineering – 2.0%

248	Fluor Corporation	12,611

153	Shaw Group Inc., (2)	4,910
	Total Construction & Engineering	17,521

	Containers & Packaging – 1.2%

526	Packaging Corp. of America	10,730

	Diversified Consumer Services – 0.7%

87	Apollo Group, Inc., (2)	6,409

44	Nuveen Investments

Shares	Description (1)	Value

	Diversified Financial Services – 0.9%

383	Nasdaq Stock Market, Inc., (2)	$8,062

	Electric Utilities – 5.2%

464	Edison International	15,581

132	Exelon Corporation	6,550

480	Great Plains Energy Incorporated	8,616

397	Progress Energy, Inc.	15,507
	Total Electric Utilities	46,254

	Energy Equipment & Services – 2.5%

227	FMC Technologies Inc., (2)	11,858

320	Pride International Inc., (2)	9,741
	Total Energy Equipment & Services	21,599

	Food Products – 1.6%

180	Campbell Soup Company	5,872

376	ConAgra Foods, Inc.	8,152
	Total Food Products	14,024

	Health Care Providers & Services – 4.1%

419	Community Health Systems Inc., (2)	13,379

174	Express Scripts, Inc., (2)	13,499

136	Laboratory Corporation of America Holdings, (2)	8,935
	Total Health Care Providers & Services	35,813

	Hotels, Restaurants & Leisure – 1.1%

434	Boyd Gaming Corporation, (2)	4,744

75	Wynn Resorts Ltd, (2)	5,317
	Total Hotels, Restaurants & Leisure	10,061

	Household Durables – 0.7%

328	Toll Brothers Inc., (2)	6,409

	Insurance – 4.2%

228	Arch Capital Group Limited, (2)	15,399

255	Principal Financial Group, Inc.	6,984

589	WR Berkley Corporation	14,890
	Total Insurance	37,273

	Internet Software & Services – 0.9%

85	Equinix Inc., (2)	7,820

	IT Services – 2.1%

91	MasterCard, Inc.	18,393

	Leisure Equipment & Products – 1.3%

406	Hasbro, Inc.	11,267

	Life Sciences Tools & Services – 1.6%

235	Illumina Inc., (2)	9,988

104	Thermo Fisher Scientific, Inc., (2)	4,542
	Total Life Sciences Tools & Services	14,530

Nuveen Investments	45

Portfolio of Investments

Nuveen Symphony Mid-Cap Core Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Machinery – 2.7%

320	Cummins Inc.	$14,339

262	Harsco Corporation	9,277
	Total Machinery	23,616

	Media – 2.8%

446	Cablevision Systems Corporation	10,593

382	Scripps Networks Interactive, Class A Shares	14,115
	Total Media	24,708

	Metals & Mining – 1.7%

527	Steel Dynamics Inc.	8,084

113	Walter Industries Inc.	6,787
	Total Metals & Mining	14,871

	Mortgage REIT – 1.5%

728	Annaly Capital Management Inc.	13,206

	Multiline Retail – 2.3%

305	Big Lots, Inc., (2)	7,631

684	Federated Department Stores, Inc.	12,510
	Total Multiline Retail	20,141

	Multi-Utilities – 1.9%

415	PG&E Corporation	16,803

	Oil, Gas & Consumable Fuels – 6.6%

203	Alpha Natural Resources Inc., (2)	7,125

290	Cimarex Energy Company	12,563

323	Continental Resources Inc., (2)	12,652

119	Hess Corporation	6,362

218	Murphy Oil Corporation	12,550

550	SandRidge Energy Inc., (2)	7,128
	Total Oil, Gas & Consumable Fuels	58,380

	Pharmaceuticals – 1.5%

380	Perrigo Company	12,916

	Road & Rail – 3.2%

191	Con-Way, Inc.	7,319

469	Kansas City Southern Industries, (2)	12,424

218	Landstar System	8,297
	Total Road & Rail	28,040

	Semiconductors & Equipment – 3.9%

405	Broadcom Corporation, Class A, (2)	12,429

726	Marvell Technology Group Ltd., (2)	11,754

447	Xilinx, Inc.	10,469
	Total Semiconductors & Equipment	34,652

	Software – 2.9%

286	BMC Software, Inc., (2)	10,734

266	Salesforce.com, Inc., (2)	15,143
	Total Software	25,877

46	Nuveen Investments

Shares	Description (1)	Value

	Specialized REIT – 2.4%

313	Health Care Property Investors Inc.	$8,996

298	Rayonier Inc.	12,191
	Total Specialized REIT	21,187

	Specialty Retail – 6.3%

336	Abercrombie & Fitch Co., Class A	11,048

963	Chico’s FAS, Inc., (2)	12,519

569	Gap, Inc.	12,177

299	Guess Inc.	11,075

419	PetSmart Inc.	9,113
	Total Specialty Retail	55,932

	Thrifts & Mortgage Finance – 1.2%

828	Hudson City Bancorp, Inc.	10,888

	Tobacco – 1.4%

164	Lorillard Inc.	12,185

	Wireless Telecommunication Services – 1.5%

413	Crown Castle International Corporation, (2)	12,952
	Total Investments (cost $730,490) – 98.9%	873,341
	Other Assets Less Liabilities – 1.1%	9,480
	Net Assets – 100%	$882,821

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

Nuveen Investments	47

Portfolio of Investments

Nuveen Symphony Small-Mid Cap Core Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 98.2%

	Aerospace & Defense – 1.9%

58	Alliant Techsystems Inc., (2)	$4,515

103	Esterline Technologies Corporation, (2)	4,039

239	GeoEye, Inc., (2)	6,405
	Total Aerospace & Defense	14,959

	Automobiles – 0.6%

151	Thor Industries, Inc.	4,673

	Beverages – 1.8%

52	Boston Beer Company, (2)	1,928

234	Dr. Pepper Snapple Group, (2)	6,728

120	Molson Coors Brewing Company, Class B	5,842
	Total Beverages	14,498

	Biotechnology – 2.8%

336	Alnylam Pharmaceuticals, Inc., (2)	7,620

299	BioMarin Pharmaceutical Inc., (2)	5,406

407	ISIS Pharmaceuticals, Inc., (2)	5,930

124	Medivation, Inc., (2)	3,365
	Total Biotechnology	22,321

	Building Products – 1.0%

286	Apogee Enterprises, Inc.	4,296

254	Masco Corporation	3,282
	Total Building Products	7,578

	Capital Markets – 4.7%

153	Ameriprise Financial, Inc.	5,558

328	Calamos Asset Management, Inc. Class A	4,284

148	Invesco LTD	3,368

108	Lazard Limited	4,461

195	Legg Mason, Inc.	6,051

149	Stifel Financial Corporation, (2)	8,180

253	TD Ameritrade Holding Corporation, (2)	4,964
	Total Capital Markets	36,866

	Chemicals – 3.5%

205	Celanese Corporation, Series A	5,125

103	Lubrizol Corporation	7,360

103	Scotts Miracle Gro Company	4,424

568	Solutia Inc., (2)	6,577

159	Westlake Chemical Corporation	4,086
	Total Chemicals	27,572

	Commercial Banks – 2.6%

91	Commerce Bancshares Inc.	3,389

314	Community Bank System Inc.	5,737

128	Hancock Holding Company	4,809

174	UMB Financial Corporation	7,037
	Total Commercial Banks	20,972

48	Nuveen Investments

Shares	Description (1)	Value

	Commercial Services & Supplies – 0.6%

483	EnergySolutions Inc.	$4,453

	Communications Equipment – 4.4%

670	ADC Telecommunications Inc., (2)	5,588

130	CommScope Inc., (2)	3,891

145	Comtech Telecom Corporation, (2)	4,817

265	Interdigital Inc., (2)	6,137

215	Plantronics Inc.	5,764

346	Starent Networks Corporation, (2)	8,795
	Total Communications Equipment	34,992

	Computers & Peripherals – 3.3%

36	Apple, Inc., (2)	6,673

186	Network Appliance Inc., (2)	4,962

196	Synaptics, Inc., (2)	4,939

186	Teradata Corporation, (2)	5,119

114	Western Digital Corporation, (2)	4,164
	Total Computers & Peripherals	25,857

	Construction & Engineering – 1.0%

112	Fluor Corporation	5,695

67	Shaw Group Inc., (2)	2,150
	Total Construction & Engineering	7,845

	Containers & Packaging – 1.6%

238	Packaging Corp. of America	4,855

161	Rock-Tenn Company	7,585
	Total Containers & Packaging	12,440

	Diversified Consumer Services – 0.9%

111	American Public Education Inc., (2)	3,856

40	Apollo Group, Inc., (2)	2,947
	Total Diversified Consumer Services	6,803

	Diversified Financial Services – 1.3%

164	Nasdaq Stock Market, Inc., (2)	3,452

363	PHH Corporation, (2)	7,202
	Total Diversified Financial Services	10,654

	Diversified REIT – 0.5%

72	PS Business Parks Inc.	3,695

	Diversified Telecommunication Services – 0.5%

237	Cbeyond Inc., (2)	3,823

	Electric Utilities – 2.6%

210	Edison International	7,052

59	Exelon Corporation	2,928

216	Great Plains Energy Incorporated	3,877

179	Progress Energy, Inc.	6,992
	Total Electric Utilities	20,849

Nuveen Investments	49

Portfolio of Investments

Nuveen Symphony Small-Mid Cap Core Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Electrical Equipment – 1.1%

597	GrafTech International Ltd., (2)	$8,776

	Electronic Equipment & Instruments – 0.6%

175	Multi Fineline Electronix, Inc., (2)	5,024

	Energy Equipment & Services – 1.2%

97	FMC Technologies Inc., (2)	5,067

150	Pride International Inc., (2)	4,566
	Total Energy Equipment & Services	9,633

	Food Products – 0.8%

79	Campbell Soup Company	2,577

168	ConAgra Foods, Inc.	3,642
	Total Food Products	6,219

	Health Care Equipment & Supplies – 0.8%

241	Masimo Corporation, (2)	6,314

	Health Care Providers & Services – 4.7%

166	Centene Corporation, (2)	3,144

195	Community Health Systems Inc., (2)	6,226

127	Emergency Medical Services Corporation, (2)	5,906

81	Express Scripts, Inc., (2)	6,284

444	HealthSouth Corporation, (2)	6,944

58	Laboratory Corporation of America Holdings, (2)	3,811

275	Pharmerica Corporation, (2)	5,107
	Total Health Care Providers & Services	37,422

	Hotels, Restaurants & Leisure – 0.6%

204	Boyd Gaming Corporation, (2)	2,230

35	Wynn Resorts Ltd, (2)	2,481
	Total Hotels, Restaurants & Leisure	4,711

	Household Durables – 2.0%

136	Meritage Corporation, (2)	2,761

536	Tempur Pedic International Inc., (2)	10,152

151	Toll Brothers Inc., (2)	2,951
	Total Household Durables	15,864

	Insurance – 4.1%

102	Arch Capital Group Limited, (2)	6,889

201	Aspen Insurance Holdings Limited	5,320

317	Delphi Financial Group, Inc.	7,174

55	Navigators Group, Inc., (2)	3,025

117	Principal Financial Group, Inc.	3,205

265	WR Berkley Corporation	6,699
	Total Insurance	32,312

	Internet & Catalog Retail – 0.8%

146	NetFlix.com Inc., (2)	6,741

50	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services – 2.5%

36	Equinix Inc., (2)	$3,312

383	Rackspace Hosting Inc., (2)	6,534

526	Switch & Data Facilities Company, Inc., (2)	7,159

153	Vocus, Inc., (2)	3,196
	Total Internet Software & Services	20,201

	IT Services – 2.5%

41	MasterCard, Inc.	8,288

264	VeriFone Holdings Inc., (2)	4,195

261	Wright Express Corporation, (2)	7,702
	Total IT Services	20,185

	Leisure Equipment & Products – 0.6%

177	Hasbro, Inc.	4,912

	Life Sciences Tools & Services – 2.1%

44	Bio-Rad Laboratories Inc., (2)	4,043

251	Illumina Inc., (2)	10,667

46	Thermo Fisher Scientific, Inc., (2)	2,009
	Total Life Sciences Tools & Services	16,719

	Machinery – 2.4%

135	Badger Meter Inc.	5,223

151	Chart Industries, Inc., (2)	3,260

142	Cummins Inc.	6,363

114	Harsco Corporation	4,037
	Total Machinery	18,883

	Marine – 0.9%

329	Genco Shipping and Trading Limited	6,837

	Media – 1.4%

205	Cablevision Systems Corporation	4,869

178	Scripps Networks Interactive, Class A Shares	6,577
	Total Media	11,446

	Metals & Mining – 0.8%

234	Steel Dynamics Inc.	3,590

52	Walter Industries Inc.	3,123
	Total Metals & Mining	6,713

	Mortgage REIT – 1.9%

340	Annaly Capital Management Inc.	6,168

291	Hatteras Financial Corp.	8,724
	Total Mortgage REIT	14,892

	Multiline Retail – 1.6%

278	Big Lots, Inc., (2)	6,956

297	Federated Department Stores, Inc.	5,432
	Total Multiline Retail	12,388

Nuveen Investments	51

Portfolio of Investments

Nuveen Symphony Small-Mid Cap Core Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Multi-Utilities – 1.0%

187	PG&E Corporation	$7,572

	Oil, Gas & Consumable Fuels – 7.1%

257	Alpha Natural Resources Inc., (2)	9,021

131	Cimarex Energy Company	5,675

93	Comstock Resources Inc., (2)	3,727

143	Continental Resources Inc., (2)	5,601

53	Hess Corporation	2,833

86	James River Coal Company, (2)	1,643

166	McMoran Exploration Corporation, (2)	1,253

99	Murphy Oil Corporation	5,699

137	Petrohawk Energy Corporation, (2)	3,317

409	Rosetta Resources, Inc., (2)	6,008

249	SandRidge Energy Inc., (2)	3,227

39	Whiting Petroleum Corporation, (2)	2,246

125	World Fuel Services Corporation	6,009
	Total Oil, Gas & Consumable Fuels	56,259

	Paper & Forest Products – 0.3%

198	Buckeye Technologies Inc., (2)	2,125

	Pharmaceuticals – 0.7%

173	Perrigo Company	5,880

	Professional Services – 0.4%

203	TrueBlue Inc., (2)	2,856

	Residential REIT – 1.0%

178	Equity Lifestyles Properties Inc.	7,617

	Retail REIT – 1.2%

253	Tanger Factory Outlet Centers	9,447

	Road & Rail – 1.6%

89	Con-Way, Inc.	3,410

204	Kansas City Southern Industries, (2)	5,404

98	Landstar System	3,730
	Total Road & Rail	12,544

	Semiconductors & Equipment – 3.3%

178	Broadcom Corporation, Class A, (2)	5,463

322	Marvell Technology Group Ltd., (2)	5,213

276	Monolithic Power Systems, Inc., (2)	6,472

510	ON Semiconductor Corporation, (2)	4,208

197	Xilinx, Inc.	4,614
	Total Semiconductors & Equipment	25,970

	Software – 3.2%

77	Advent Software Inc., (2)	3,099

104	Ansys Inc., (2)	3,897

126	BMC Software, Inc., (2)	4,729

52	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

150	CommVault Systems, Inc., (2)	$3,113

166	JDA Software Group, (2)	3,642

121	Salesforce.com, Inc., (2)	6,889
	Total Software	25,369

	Specialized REIT – 1.2%

141	Health Care Property Investors Inc.	4,052

133	Rayonier Inc.	5,441
	Total Specialized REIT	9,493

	Specialty Retail – 5.4%

154	Abercrombie & Fitch Co., Class A	5,064

335	Asbury Automotive Group, Inc., (2)	4,248

449	Chico’s FAS, Inc., (2)	5,837

268	Gap, Inc.	5,735

273	Guess Inc.	10,112

94	Gymboree Corporation, (2)	4,548

179	PetSmart Inc.	3,893

232	Stein Mart, Inc., (2)	2,949
	Total Specialty Retail	42,386

	Textiles, Apparel & Luxury Goods – 0.8%

256	True Religion Apparel, Inc., (2)	6,638

	Thrifts & Mortgage Finance – 0.6%

369	Hudson City Bancorp, Inc.	4,852

	Tobacco – 0.7%

73	Lorillard Inc.	5,424

	Wireless Telecommunication Services – 0.7%

190	Crown Castle International Corporation, (2)	5,958
	Total Investments (cost $745,053) – 98.2%	777,432
	Other Assets Less Liabilities – 1.8%	14,372
	Net Assets – 100%	$791,804

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

Nuveen Investments	53

Portfolio of Investments

Nuveen Symphony International Equity Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 95.1%

	Aerospace & Defense – 1.5%

585	BAE Systems PLC, Sponsored ADR, (3)	$13,104

	Automobiles – 5.9%

751	Honda Motor Company Limited, ADR	22,763

364	Toyota Motor Corporation, Sponsored ADR	28,599
	Total Automobiles	51,362

	Beverages – 1.5%

2,657	Foster’s Group Limited, ADR, (3)	12,807

	Capital Markets – 6.4%

526	Credit Suisse Group, Sponsored ADR	29,270

341	Deutsche Bank AG	26,179
	Total Capital Markets	55,449

	Chemicals – 0.7%

43	Potash Corporation of Saskatchewan	3,885

55	Syngenta AG, ADR	2,527
	Total Chemicals	6,412

	Commercial Banks – 14.4%

546	Banco Bradesco S.A., ADR	10,860

1,050	Banco Itau Holdings Financeira, S.A., Sponsored ADR	21,158

907	Banco Santander Central S.A., ADR	14,648

352	Bank of Nova Scotia	16,044

117	HDFC Bank Ltd	13,849

409	ICICI Bank Limited, ADR	15,771

1,597	Mitsubishi UFJ Financial Group, Inc., ADR	8,528

163	National Australia Bank Limited, Sponsored ADR, (2), (3)	4,403

275	Royal Bank of Canada	14,732

327	Societe Generale, (3)	5,281
	Total Commercial Banks	125,274

	Communications Equipment – 0.5%

428	LM Ericsson Telefonaktiebolget, Sponsored ADR	4,289

	Diversified Telecommunication Services – 3.3%

490	France Telecom S.A., Sponsored ADR	13,191

517	Nippon Telegraph and Telephone Corporation, ADR	11,907

301	Telecom Italia S.p.A., Sponsored ADR	3,699
	Total Diversified Telecommunication Services	28,797

	Electric Utilities – 3.6%

404	Centrais Electricas Brasileiras S.A., ADR, (2)	6,250

585	E.ON A.G., Sponsored ADR, (3)	24,892
	Total Electric Utilities	31,142

	Electrical Equipment – 2.9%

1,255	ABB Limited, ADR, (2)	25,150

	Electronic Equipment & Instruments – 2.0%

841	Nidec Corporation, ADR	17,098

54	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services – 0.6%

447	ACERGY S.A., ADR	$5,646

	Food & Staples Retailing – 1.8%

1,272	Koninklijke Ahold NV, Sponsored ADR, (3)	15,328

	Food Products – 1.8%

262	Nestle S.A., Sponsored ADR, (3)	11,185

163	Unilever PLC, ADR	4,675
	Total Food Products	15,860

	Health Care Providers & Services – 1.5%

256	Fresenius SE, ADR	12,733

	Hotels, Restaurants & Leisure – 1.0%

258	Carnival Corporation, ADR	8,898

	Household Durables – 0.5%

155	Sony Corporation	4,526

	Insurance – 7.6%

1,541	Allinaz S.E., ADR	19,232

1,059	AXA-UAP, Sponsored ADR	28,646

28	Fairfax Financial Holdings Limited	10,380

257	Mitsui Sumitomo Insurance Company Limited, (3)	3,552

1,582	SCOR SE, ADR, (3)	4,192
	Total Insurance	66,002

	IT Services – 1.6%

1,186	CGI Group Inc., (2)	13,864

	Media – 1.8%

683	Net Servios de Comunicao, ADR, (2)	7,868

172	WPP Group PLC, Sponsored ADR	7,391
	Total Media	15,259

	Metals & Mining – 4.1%

398	BHP Billiton PLC, ADR	21,930

404	Silver Wheaton Corporation, (2)	5,086

558	Sterlite Industries India Ltd, ADR	8,911
	Total Metals & Mining	35,927

	Multi-Utilities – 3.5%

77	RWE AG, Sponsored ADR, (3)	7,167

605	Veolia Environment S.A., ADR	23,286
	Total Multi-Utilities	30,453

	Office Electronics – 2.9%

620	Canon Inc., ADR	24,794

	Oil, Gas & Consumable Fuels – 10.1%

113	BG PLC, Sponsored ADR, (3)	9,839

215	BP PLC, Sponsored ADR	11,444

327	Nexen Inc.	7,380

Nuveen Investments	55

Portfolio of Investments

Nuveen Symphony International Equity Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

550	Repsol YPF S.A., ADR	$14,938

999	StatoilHydro ASA, Sponsored ADR	22,517

358	Total S.A., Sponsored ADR	21,215
	Total Oil, Gas & Consumable Fuels	87,333

	Pharmaceuticals – 8.8%

467	AstraZeneca PLC, Sponsored ADR	20,992

241	Bayer AG, Sponsored ADR, (3)	16,774

86	GlaxoSmithKline PLC, Sponsored ADR	3,398

181	Novartis AG, Sponsored ADR	9,119

86	Roche Holdings AG, Sponsored ADR, (3)	3,492

443	Sanofi-Aventis, Sponsored ADR	16,369

129	Teva Pharmaceutical Industries Limited, Sponsored ADR	6,522
	Total Pharmaceuticals	76,666

	Road & Rail – 0.2%

40	Canadian National Railways Company	1,960

	Wireless Telecommunication Services – 4.6%

352	Millicom International Cellular S.A., (2)	25,604

430	NTT DoCoMo Inc., Sponsored ADR	6,820

327	Vodafone Group PLC, Sponsored ADR	7,358
	Total Wireless Telecommunication Services	39,782
	Total Investments (cost $619,582) – 95.1%	825,915
	Other Assets Less Liabilities – 4.9%	42,556
	Net Assets – 100%	$868,471

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 2. See Notes to Financial Statements, Footnote 2 – Fair Value Measurements for more information.

ADR	American Depositary Receipt.

See accompanying notes to financial statements.

56	Nuveen Investments

Portfolio of Investments

Nuveen Symphony Optimized Alpha Fund

September 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 98.9%

	Aerospace & Defense – 0.7%

377	Raytheon Company	$18,085

	Air Freight & Logistics – 1.5%

550	FedEx Corporation	41,371

	Beverages – 1.5%

789	Coca-Cola Company	42,369

	Biotechnology – 3.9%

447	Biogen Idec Inc., (2)	22,582

269	Celgene Corporation, (2)	15,037

1,496	Gilead Sciences, Inc., (2)	69,684
	Total Biotechnology	107,303

	Capital Markets – 1.9%

290	Goldman Sachs Group, Inc.	53,462

	Chemicals – 2.6%

1,506	Mosaic Company	72,393

	Commercial Banks – 0.9%

693	Commerce Bancshares Inc.	25,807

	Commercial Services & Supplies – 1.2%

410	Stericycle Inc., (2)	19,865

437	Waste Management, Inc.	13,031
	Total Commercial Services & Supplies	32,896

	Communications Equipment – 2.3%

1,434	QUALCOMM, Inc.	64,501

	Computers & Peripherals – 8.8%

673	Apple, Inc., (2)	124,754

751	International Business Machines Corporation (IBM)	89,827

864	Western Digital Corporation, (2)	31,562
	Total Computers & Peripherals	246,143

	Construction & Engineering – 0.6%

337	Fluor Corporation	17,136

	Consumer Finance – 1.6%

1,332	American Express Company	45,155

	Diversified Financial Services – 3.1%

1,981	JPMorgan Chase & Co.	86,807

	Diversified Telecommunication Services – 0.4%

404	Verizon Communications Inc.	12,229

	Electric Utilities – 4.4%

683	Edison International	22,935

337	FPL Group, Inc.	18,613

1,332	Progress Energy, Inc.	52,028

888	Southern Company	28,123
	Total Electric Utilities	121,699

Nuveen Investments	57

Portfolio of Investments

Nuveen Symphony Optimized Alpha Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 1.8%

3,224	Corning Incorporated	$49,359

	Energy Equipment & Services – 1.1%

1,144	Halliburton Company	31,025

	Food & Staples Retailing – 0.6%

337	Wal-Mart Stores, Inc.	16,543

	Food Products – 5.8%

1,253	Campbell Soup Company	40,873

683	General Mills, Inc.	43,972

717	H.J. Heinz Company	28,501

1,001	Kellogg Company	49,279
	Total Food Products	162,625

	Health Care Equipment & Supplies – 5.4%

963	Baxter International, Inc.	54,901

529	Becton, Dickinson and Company	36,898

370	Covidien PLC	16,006

615	Edwards Lifesciences Corporation, (2)	42,995
	Total Health Care Equipment & Supplies	150,800

	Health Care Providers & Services – 6.2%

1,455	AmerisourceBergen Corporation	32,563

410	Express Scripts, Inc., (2)	31,808

833	Medco Health Solutions, Inc., (2)	46,073

516	Quest Diagnostics Incorporated	26,930

581	Universal Health Services, Inc., Class B	35,981
	Total Health Care Providers & Services	173,355

	Household Durables – 1.4%

1,962	Toll Brothers Inc., (2)	38,337

	Household Products – 4.9%

410	Church & Dwight Company Inc.	23,263

932	Colgate-Palmolive Company	71,093

703	Kimberly-Clark Corporation	41,463
	Total Household Products	135,819

	Insurance – 2.5%

205	Arch Capital Group Limited, (2)	13,846

1,045	Principal Financial Group, Inc.	28,623

560	Prudential Financial, Inc.	27,950
	Total Insurance	70,419

	Internet & Catalog Retail – 1.2%

365	Amazon.com, Inc., (2)	34,076

	Internet Software & Services – 2.7%

154	Google Inc., Class A, (2)	76,361

	IT Services – 1.0%

133	MasterCard, Inc.	26,886

58	Nuveen Investments

Shares	Description (1)	Value

	Leisure Equipment & Products – 1.0%

949	Hasbro, Inc.	$26,335

	Media – 1.3%

1,298	DIRECTV Group, Inc., (2)	35,799

	Metals & Mining – 6.2%

471	Cliffs Natural Resources Inc.	15,242

731	Freeport-McMoRan Copper & Gold, Inc.	50,154

1,380	United States Steel Corporation	61,231

748	Walter Industries Inc.	44,925
	Total Metals & Mining	171,552

	Oil, Gas & Consumable Fuels – 5.5%

802	Cimarex Energy Company	34,743

843	Continental Resources Inc., (2)	33,020

458	Hess Corporation	24,485

550	Occidental Petroleum Corporation	43,120

740	Petrohawk Energy Corporation, (2)	17,915
	Total Oil, Gas & Consumable Fuels	153,283

	Pharmaceuticals – 2.7%

553	Johnson & Johnson	33,672

1,141	Watson Pharmaceuticals Inc., (2)	41,806
	Total Pharmaceuticals	75,478

	Real Estate Investment Trust – 0.3%

468	Walter Investment Management Corporation	7,497

	Road & Rail – 2.6%

645	CSX Corporation	27,000

758	Union Pacific Corporation	44,229
	Total Road & Rail	71,229

	Semiconductors & Equipment – 1.5%

2,611	Marvell Technology Group Ltd., (2)	42,272

	Specialty Retail – 2.6%

741	Bed Bath and Beyond Inc., (2)	27,817

796	Home Depot, Inc.	21,205

492	Ross Stores, Inc.	23,503
	Total Specialty Retail	72,525

	Thrifts & Mortgage Finance – 0.4%

750	People’s United Financial, Inc.	11,670

	Tobacco – 4.8%

707	Altria Group, Inc.	12,592

581	Lorillard Inc.	43,168

Nuveen Investments	59

Portfolio of Investments

Nuveen Symphony Optimized Alpha Fund (continued)

September 30, 2009

Shares	Description (1)	Value

	Tobacco (continued)

1,571	Philip Morris International	$76,571
	Total Tobacco	132,331
	Total Investments (cost $2,506,195) – 98.9%	2,752,932
	Other Assets Less Liabilities – 1.1%	29,925
	Net Assets – 100%	$2,782,857

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

See accompanying notes to financial statements.

60	Nuveen Investments

Statement of Assets and Liabilities

September 30, 2009

	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity	Symphony Optimized Alpha
Assets
Investments, at value (cost $736,691, $5,844,543, $901,486, $730,490, $745,053, $619,582 and $2,506,195 respectively)	$793,293	$6,709,287	$1,033,723	$873,341	$777,432	$825,915	$2,752,932
Cash	44,348	—	9,257	13,595	18,284	53,037	53,594
Receivables:
Dividends	913	4,303	1,708	1,039	973	356	3,380
From Adviser	9,365	12,478	31,015	9,832	9,361	4,475	9,397
Investments sold	2,249	70,063	8,590	—	—	—	—
Reclaims	—	—	—	—	—	1,093	15
Total assets	850,168	6,796,131	1,084,293	897,807	806,050	884,876	2,819,318
Liabilities
Accrued expenses:
12b-1 distribution and service fees	281	590	392	296	273	174	311
Other	15,432	17,596	38,153	14,690	13,973	16,231	36,150
Total liabilities	15,713	18,186	38,545	14,986	14,246	16,405	36,461
Net assets	$834,455	$6,777,945	$1,045,748	$882,821	$791,804	$868,471	$2,782,857
Class A Shares
Net assets	$229,029	$236,086	$263,272	$232,811	$219,373	$174,709	$309,969
Shares outstanding	14,044	13,487	15,911	13,468	14,234	12,500	20,225
Net asset value per share	$16.31	$17.50	$16.55	$17.29	$15.41	$13.98	$15.33
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$17.31	$18.57	$17.56	$18.34	$16.35	$14.83	$16.27
Class C Shares
Net assets	$198,810	$660,575	$324,851	$210,632	$187,933	$173,321	$295,536
Shares outstanding	12,500	38,528	19,813	12,500	12,500	12,500	19,523
Net asset value and offering price per share	$15.90	$17.15	$16.40	$16.85	$15.03	$13.87	$15.14
Class R3 Shares
Net assets	$175,112	$49,786	$176,068	$176,914	$171,852	N/A	N/A
Shares outstanding	10,684	2,826	10,646	10,183	11,095	N/A	N/A
Net asset value and offering price per share	$16.39	$17.61	$16.54	$17.37	$15.49	N/A	N/A
Class I Shares
Net assets	$231,504	$5,831,498	$281,557	$262,464	$212,646	$520,441	$2,177,352
Shares outstanding	14,094	330,988	16,996	15,075	13,697	37,227	141,871
Net asset value and offering price per share	$16.43	$17.62	$16.57	$17.41	$15.52	$13.98	$15.35
Net Assets Consist of:
Capital paid-in	$1,018,152	$7,629,564	$1,216,692	$1,011,874	$1,006,832	$1,161,110	$3,165,553
Undistributed net investment income (loss)	3,024	17,098	8,390	1,297	—	18,326	8,818
Accumulated net realized gain (loss) from investments and foreign currency	(243,323)	(1,733,461)	(311,571)	(273,201)	(247,407)	(517,298)	(638,251)
Net unrealized appreciation (depreciation) of investments	56,602	864,744	132,237	142,851	32,379	206,333	246,737
Net assets	$834,455	$6,777,945	$1,045,748	$882,821	$791,804	$868,471	$2,782,857

N/A	Fund is not authorized to issue Class R3 Shares.

See accompanying notes to financial statements.

Nuveen Investments	61

Statement of Operations

	Symphony All-Cap Core		Symphony Large-Cap Growth		Symphony Large-Cap Value
	Two Months Ended 9/30/09	Year Ended 7/31/09	Two Months Ended 9/30/09	Year Ended 7/31/09	Two Months Ended 9/30/09	Year Ended 7/31/09
Dividend and Interest Income	$2,583	$12,666	$17,689	$68,254	$4,561	$23,480
Expenses
Management fees	1,172	6,367	9,309	41,176	1,331	7,119
12b-1 service fees – Class A	83	447	93	472	106	601
12b-1 distribution and service fees – Class C	322	1,753	1,070	1,940	518	2,631
12b-1 distribution and service fees – Class R3	142	182	1	N/A	142	182
Shareholders’ servicing agent fees and expenses	64	150	97	257	149	779
Custodian’s fees and expenses	2,450	20,176	2,047	10,640	2,137	16,073
Trustees’ fees and expenses	3	13	18	121	4	17
Professional fees	5,487	20,732	13,980	7,466	24,712	10,126
Shareholders’ reports – printing and mailing expenses	2,493	8,837	3,487	14,307	5,284	22,275
Federal and state registration fees	6,509	18,197	5,348	6,408	10,475	49,234
Other expenses	175	1,887	138	1,505	53	1,667
Total expenses before custodian fee credit and expense reimbursement	18,900	78,741	35,588	84,292	44,911	110,704
Custodian fee credit	—	(203)	—	(117)	—	(181)
Expense reimbursement	(16,850)	(68,214)	(22,341)	(28,516)	(42,393)	(97,937)
Net expenses	2,050	10,324	13,247	55,659	2,518	12,586
Net investment income (loss)	533	2,342	4,442	12,595	2,043	10,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency	147	(215,175)	15,629	(1,701,449)	11,539	(301,619)
Change in net unrealized appreciation (depreciation) of investments	56,569	(34,494)	399,848	359,188	69,517	13,353
Net realized and unrealized gain (loss)	56,716	(249,669)	415,477	(1,342,261)	81,056	(288,266)
Net increase (decrease) in net assets from operations	$57,249	$(247,327)	$419,919	$(1,329,666)	$83,099	$(277,372)

62	Nuveen Investments

	Symphony Mid-Cap Core		Symphony Small-Mid Cap Core		Symphony International Equity
	Two Months Ended 9/30/09	Year Ended 7/31/09	Two Months Ended	Year Ended 7/31/09	Two Months Ended	Year Ended 7/31/09
Dividend and Interest Income	$2,734	$10,945	$1,955	$7,869	$2,521	$33,073 *
Expenses
Management fees	1,262	6,594	1,272	6,788	1,206	8,268
12b-1 service fees – Class A	94	472	89	441	70	1,041
12b-1 distribution and service fees – Class C	339	1,803	304	1,665	275	1,480
12b-1 distribution and service fees – Class R3	142	181	139	179	N/A	N/A
Shareholders’ servicing agent fees and expenses	72	166	69	160	71	372
Custodian’s fees and expenses	1,812	8,063	1,756	12,968	631	10,482
Trustees’ fees and expenses	3	14	3	13	3	25
Professional fees	5,499	20,731	5,667	19,982	3,459	41,705
Shareholders’ reports – printing and mailing expenses	2,481	9,055	1,351	8,816	2,521	9,512
Federal and state registration fees	6,509	18,198	6,509	18,199	7,545	31,956
Other expenses	48	1,875	46	1,848	13	1,381
Total expenses before custodian fee credit and expense reimbursement	18,261	67,152	17,205	71,059	15,794	106,222
Custodian fee credit	—	(205)	—	(244)	—	(269)
Expense reimbursement	(16,069)	(56,258)	(15,080)	(60,279)	(13,897)	(93,082)
Net expenses	2,192	10,689	2,125	10,536	1,897	12,871
Net investment income (loss)	542	256	(170)	(2,667)	624	20,202
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency	24,704	(285,962)	2,359	(188,121)	2,233	(507,539)
Change in net unrealized appreciation (depreciation) of investments	46,757	40,790	52,557	(71,042)	69,318	249,048
Net realized and unrealized gain (loss)	71,461	(245,172)	54,916	(259,163)	71,551	(258,491)
Net increase (decrease) in net assets from operations	$72,003	$(244,916)	$54,746	$(261,830)	$72,175	$(238,289)
*	Dividend and Interest Income is net of foreign tax withheld of $0 for the two months ended September 30, 2009 and $4,558 for the fiscal year ended July 31, 2009, respectively.
N/A	Symphony Large-Cap Growth did not issue Class R3 Shares prior to September 29, 2009. Symphony International Equity is not authorized to issue Class R3 Shares.

See accompanying notes to financial statements.

Nuveen Investments	63

Statement of Operations (continued)

	Symphony Optimized Alpha
	Two Months Ended 9/30/09	Year Ended 7/31/09
Dividend and Interest Income	$8,204	$35,267
Expenses
Management fees	4,279	16,246
12b-1 service fees – Class A	125	602
12b-1 distribution and service fees – Class C	483	2,322
12b-1 distribution and service fees – Class R3	N/A	N/A
Shareholders’ servicing agent fees and expenses	183	974
Custodian’s fees and expenses	2,383	12,289
Trustees’ fees and expenses	7	31
Professional fees	6,630	11,027
Shareholders’ reports – printing and mailing expenses	6,200	28,093
Federal and state registration fees	8,372	52,606
Other expenses	18	1,438
Total expenses before custodian fee credit and expense reimbursement	28,680	125,628
Custodian fee credit	—	(244)
Expense reimbursement	(22,653)	(102,157)
Net expenses	6,027	23,227
Net investment income (loss)	2,177	12,040
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency	(4,887)	(496,756)
Change in net unrealized appreciation (depreciation) of investments	132,179	122,860
Net realized and unrealized gain (loss)	127,292	(373,896)
Net increase (decrease) in net assets from operations	$129,469	$(361,856)

N/A	Fund is not authorized to issue Class R3 Shares.

See accompanying notes to financial statements.

64	Nuveen Investments

Statement of Changes in Net Assets

	Symphony All-Cap Core			Symphony Large-Cap Growth
	Two Months Ended 9/30/09	Year Ended 7/31/09	Year Ended 7/31/08	Two Months Ended 9/30/09	Year Ended 7/31/09	Year Ended 7/31/08
Operations
Net investment income (loss)	$533	$2,342	$(5,733)	$4,442	$12,595	$(6,970)
Net realized gain (loss) from investments and foreign currency	147	(215,175)	(20,632)	15,629	(1,701,449)	(32,039)
Change in net unrealized appreciation (depreciation) of investments	56,569	(34,494)	9,013	399,848	359,188	57,635
Net increase (decrease) in net assets from operations	57,249	(247,327)	(17,352)	419,919	(1,329,666)	18,626
Distributions to Shareholders
From net investment income:
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R3	—	—	N/A	—	N/A	N/A
Class I (1)	—	—	—	—	—	(209)
From accumulated net realized gains:
Class A	—	—	(20,566)	—	—	(570)
Class C	—	—	(20,566)	—	—	(570)
Class R3	—	—	N/A	—	N/A	N/A
Class I (1)	—	—	(41,133)	—	—	(1,140)
Tax return of capital:
Class A	—	—	—	—	—	(680)
Class C	—	—	—	—	—	(680)
Class R3	—	—	N/A	—	N/A	N/A
Class I (1)	—	—	—	—	—	(1,360)
Decrease in net assets from distributions to shareholders	—	—	(82,265)	—	—	(5,209)
Fund Share Transactions
Proceeds from sale of shares	25,000	150,000	255,750	77,400	5,281,919	2,737,953
Proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—
	25,000	150,000	255,750	77,400	5,281,919	2,737,953
Cost of shares redeemed	—	(150,000)	(255,750)	(264,000)	(930,000)	(265,845)
Net increase (decrease) in net assets from Fund share transactions	25,000	—	—	(186,600)	4,351,919	2,472,108
Net increase (decrease) in net assets	82,249	(247,327)	(99,617)	233,319	3,022,253	2,485,525
Net assets at the beginning of period	752,206	999,533	1,099,150	6,544,626	3,522,373	1,036,848
Net assets at the end of period	$834,455	$752,206	$999,533	$6,777,945	$6,544,626	$3,522,373
Undistributed net investment income (loss) at the end of period	$3,024	$2,491	$—	$17,098	$12,656	$—

(1)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
N/A	Symphony All-Cap Core did not issue Class R3 Shares prior to May 5, 2009. Symphony Large-Cap Growth did not issue Class R3 Shares prior to September 29, 2009.

See accompanying notes to financial statements.

Nuveen Investments	65

Statement of Changes in Net Assets (continued)

	Symphony Large-Cap Value			Symphony Mid-Cap Core
	Two Months Ended 9/30/09	Year Ended 7/31/09	Year Ended 7/31/08	Two Months Ended 9/30/09	Year Ended 7/31/09	Year Ended 7/31/08
Operations
Net investment income (loss)	$2,043	$10,894	$4,155	$542	$256	$(6,629)
Net realized gain (loss) from investments and foreign currency	11,539	(301,619)	(19,192)	24,704	(285,962)	(12,048)
Change in net unrealized appreciation (depreciation) of investments	69,517	13,353	12,815	46,757	40,790	6,752
Net increase (decrease) in net assets from operations	83,099	(277,372)	(2,222)	72,003	(244,916)	(11,925)
Distributions to Shareholders
From net investment income:
Class A	—	(3,463)	(845)	—	—	—
Class C	—	—	—	—	—	—
Class R3	—	—	N/A	—	—	N/A
Class I (1)	—	(4,859)	(1,574)	—	—	—
From accumulated net realized gains:
Class A	—	(379)	(22,559)	—	—	(17,594)
Class C	—	(349)	(22,559)	—	—	(17,594)
Class R3	—	—	N/A	—	—	N/A
Class I (1)	—	(458)	(45,118)	—	—	(35,187)
Tax return of capital:
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R3	—	—	N/A	—	—	N/A
Class I (1)	—	—	—	—	—	—
Decrease in net assets from distributions to shareholders	—	(9,508)	(92,655)	—	—	(70,375)
Fund Share Transactions
Proceeds from sale of shares	12,337	527,857	278,000	8,000	162,747	261,875
Proceeds from shares issued to shareholders due to reinvestment of distributions	—	1,004	—	—	—	—
	12,337	528,861	278,000	8,000	162,747	261,875
Cost of shares redeemed	(1,004)	(322,438)	(278,000)	—	(150,256)	(261,875)
Net increase (decrease) in net assets from Fund share transactions	11,333	206,423	—	8,000	12,491	—
Net increase (decrease) in net assets	94,432	(80,457)	(94,877)	80,003	(232,425)	(82,300)
Net assets at the beginning of period	951,316	1,031,773	1,126,650	802,818	1,035,243	1,117,543
Net assets at the end of period	$1,045,748	$951,316	$1,031,773	$882,821	$802,818	$1,035,243
Undistributed net investment income (loss) at the end of period	$8,390	$6,347	$3,786	$1,297	$755	$—

66	Nuveen Investments

	Symphony Small-Mid Cap Core			Symphony International Equity
	Two Months Ended 9/30/09	Year Ended 7/31/09	Year Ended 7/31/08	Two Months Ended 9/30/09	Year Ended 7/31/09	For the Period 5/30/2008 (commencement of operations) through 7/31/08
Operations
Net investment income (loss)	$(170)	$(2,667)	$(9,765)	$624	$20,202	$(216)
Net realized gain (loss) from investments and foreign currency	2,359	(188,121)	(42,060)	2,233	(507,539)	(12,008)
Change in net unrealized appreciation (depreciation) of investments	52,557	(71,042)	1,229	69,318	249,048	(112,033)
Net increase (decrease) in net assets from operations	54,746	(261,830)	(50,596)	72,175	(238,289)	(124,257)
Distributions to Shareholders
From net investment income:
Class A	—	—	—	—	(1,298)	—
Class C	—	—	—	—	—	—
Class R3	—	—	N/A	N/A	N/A	N/A
Class I (1)	—	—	—	—	(1,503)	—
From accumulated net realized gains:
Class A	—	(1,150)	(15,250)	—	—	—
Class C	—	(1,150)	(15,250)	—	—	—
Class R3	—	—	N/A	N/A	N/A	N/A
Class I (1)	—	(2,280)	(30,500)	—	—	—
Tax return of capital:
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R3	—	—	N/A	N/A	N/A	N/A
Class I (1)	—	—	—	—	—	—
Decrease in net assets from distributions to shareholders	—	(4,580)	(61,000)	—	(2,801)	—
Fund Share Transactions
Proceeds from sale of shares	163	171,442	246,000	1,109	793,518	1,000,000
Proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	—	—	835	—
	163	171,442	246,000	1,109	794,353	1,000,000
Cost of shares redeemed	(136)	(150,096)	(246,000)	—	(633,819)	—
Net increase (decrease) in net assets from Fund share transactions	27	21,346	—	1,109	160,534	1,000,000
Net increase (decrease) in net assets	54,773	(245,064)	(111,596)	73,284	(80,556)	875,743
Net assets at the beginning of period	737,031	982,095	1,093,691	795,187	875,743	—
Net assets at the end of period	$791,804	$737,031	$982,095	$868,471	$795,187	$875,743
Undistributed net investment income (loss) at the end of period	$—	$—	$—	$18,326	$17,702	$269

(1)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
N/A	Symphony Large-Cap Value, Symphony Mid-Cap Core and Symphony Small-Mid Cap Core did not issue Class R3 Shares prior to May 5, 2009. Symphony International Equity is not authorized to issue Class R3 Shares.

See accompanying notes to financial statements.

Nuveen Investments	67

Statement of Changes in Net Assets (continued)

	Symphony Optimized Alpha
	Two Months Ended 9/30/09	Year Ended 7/31/09	For the Period 9/28/2007 (commencement of operations) through 7/31/08
Operations
Net investment income (loss)	$2,177	$12,040	$214
Net realized gain (loss) from investments and foreign currency	(4,887)	(496,756)	(135,106)
Change in net unrealized appreciation (depreciation) of investments	132,179	122,860	(8,302)
Net increase (decrease) in net assets from operations	129,469	(361,856)	(143,194)
Distributions to Shareholders
From net investment income:
Class A	—	(570)	—
Class C	—	—	—
Class R3	N/A	N/A	N/A
Class I (1)	—	(6,423)	—
From accumulated net realized gains:
Class A	—	(210)	—
Class C	—	(250)	—
Class R3	N/A	N/A	N/A
Class I (1)	—	(1,063)	—
Tax return of capital:
Class A	—	—	—
Class C	—	—	—
Class R3	N/A	N/A	N/A
Class I (1)	—	—	—
Decrease in net assets from distributions to shareholders	—	(8,516)	—
Fund Share Transactions
Proceeds from sale of shares	45,942	1,347,556	2,658,168
Proceeds from shares issued to shareholders due to reinvestment of distributions	—	5,200	—
	45,942	1,352,756	2,658,168
Cost of shares redeemed	(28,633)	(613,556)	(247,723)
Net increase (decrease) in net assets from Fund share transactions	17,309	739,200	2,410,445
Net increase (decrease) in net assets	146,778	368,828	2,267,251
Net assets at the beginning of period	2,636,079	2,267,251	—
Net assets at the end of period	$2,782,857	$2,636,079	$2,267,251
Undistributed net investment income (loss) at the end of period	$8,818	$6,641	$1,589

(1)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
N/A	Symphony Optimized Alpha is not authorized to issue Class R3 Shares.

See accompanying notes to financial statements.

68	Nuveen Investments

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Symphony All-Cap Core Fund (“Symphony All-Cap Core”), Nuveen Symphony Large-Cap Growth Fund (“Symphony Large-Cap Growth”), Nuveen Symphony Large-Cap Value Fund (“Symphony Large-Cap Value”), Nuveen Symphony Mid-Cap Core Fund (“Symphony Mid-Cap Core”), Nuveen Symphony Small-Mid Cap Core Fund (“Symphony Small-Mid Cap Core”), Nuveen Symphony International Equity Fund (“Symphony International Equity”), and Nuveen Symphony Optimized Alpha Fund (“Symphony Optimized Alpha”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust in 1997.

Symphony All-Cap Core’s primary investment objective is to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 3000 Index.

Symphony  Large-Cap Growth’s primary investment objective is to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000 Growth Index.

Symphony Large-Cap Value’s primary investment objective is to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000 Value Index.

Symphony Mid-Cap Core’s primary investment objective is to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell Midcap Index.

Symphony  Small-Mid Cap Core’s primary investment objective is to provide long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 2500 Index.

Symphony  International Equity’s primary investment objective is to provide long-term capital appreciation. Under normal circumstances, the Fund invests in non-U.S. equity securities. The Fund invests primarily in developed countries, but it may invest up to 15% of its net assets in equity securities of companies located in emerging markets.

Symphony Optimized Alpha’s primary investment objective is to provide long-term capital appreciation with lower absolute volatility than the broad equity market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with varying market capitalizations.

Effective May 5, 2009, Symphony All-Cap Core, Symphony Large-Cap Value, Symphony Mid-Cap Core and Symphony Small-Mid Cap Core began offering Class R3 Shares to certain retirement plans.

As previously approved by the Funds’ Board of Trustees, effective August 1, 2009, the Funds fiscal and tax year end changed from July 31, to September 30.

On September 29, 2009, Symphony Large-Cap Growth issued Class R3 shares. Class R3 Shares of Symphony Large-Cap Growth will be available to certain retirement plans on or about November 30, 2009. At September 30, 2009, all outstanding Class R3 shares are owned by Nuveen Investments, Inc. (“Nuveen”).

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (the “Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. If significant market events occur between the time of the determination of the closing price of a foreign security on an exchange and the time that the Fund’s NAV is determined, or if under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on the Fund’s NAV, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. When market price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair value using a wide variety of market data including prices of investments of

Nuveen Investments	69

Notes to Financial Statements (continued)

comparable quality, type of issue, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. Short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Flexible Sales Charge Program

Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class R3 Shares are sold without an up-front sales charge but incur a .50% annual 12b-1 distribution and service fee. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Foreign Currency Transactions

Each Fund is authorized to engage in foreign currency exchange transactions including foreign currency forwards, futures, options and swap contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

The realized gains or losses resulting from changes in foreign exchange rates are included with “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations.

Derivative Instruments

Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although the Funds are authorized to invest in such derivative instruments, and may do so in the future, they did not make any such investments during the two months ended September 30, 2009.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

70	Nuveen Investments

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of September 30, 2009:

Symphony All-Cap Core	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$793,293	$—	$—	$793,293

Symphony Large-Cap Growth	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,486,570	$—	$—	$6,486,570
Short-Term Investments	222,717	—	—	222,717
Total	$6,709,287	$—	$—	$6,709,287

Symphony Large-Cap Value	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,033,723	$—	$—	$1,033,723

Symphony Mid-Cap Core	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$873,341	$—	$—	$873,341

Symphony Small-Mid Cap Core	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$777,432	$—	$—	$777,432

Symphony International Equity	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$693,899	$132,016	$—	$825,915

Symphony Optimized Alpha	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,752,932	$—	$—	$2,752,932
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Nuveen Investments	71

Notes to Financial Statements (continued)

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the two months ended September 30, 2009.

4. Fund Shares

Transactions in the Fund shares were as follows:

	Symphony All-Cap Core
	Two Months Ended 9/30/09		Year Ended 7/31/09		Year Ended 7/31/08
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,544	$25,000	—	$—	—	$—
Class B	N/A	N/A	N/A	N/A	—	—
Class C	—	—	—	—	—	—
Class R3	—	—	10,684	150,000	N/A	N/A
Class I	—	—	—	—	12,278	255,750
	1,544	25,000	10,684	150,000	12,278	255,750
Shares redeemed:
Class A	—	—	—	—	—	—
Class B	N/A	N/A	N/A	N/A	(12,500)	(255,750)
Class C	—	—	—	—	—	—
Class R3	—	—	—	—	N/A	N/A
Class I	—	—	(10,684)	(150,000)	—	—
	—	—	(10,684)	(150,000)	(12,500)	(255,750)
Net increase (decrease)	1,544	$25,000	—	$—	(222)	$—

	Symphony Large-Cap Growth
	Two Months Ended 9/30/09		Year Ended 7/31/09		Year Ended 7/31/08
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	424	$7,400	563	$8,678	—	$—
Class B	N/A	N/A	N/A	N/A	—	—
Class C	—	—	26,028	419,572	—	—
Class R3	2,826	50,000	N/A	N/A	N/A	N/A
Class I	1,198	20,000	264,463	4,853,669	133,590	2,737,953
	4,448	77,400	291,054	5,281,919	133,590	2,737,953
Shares redeemed:
Class A	—	—	—	—	—	—
Class B	N/A	N/A	N/A	N/A	(12,500)	(263,000)
Class C	—	—	—	—	—	—
Class R3	—	—	N/A	N/A	N/A	N/A
Class I	(15,551)	(264,000)	(65,072)	(930,000)	(140)	(2,845)
	(15,551)	(264,000)	(65,072)	(930,000)	(12,640)	(265,845)
Net increase (decrease)	(11,103)	$(186,600)	225,982	$4,351,919	120,950	$2,472,108

N/A–	Symphony All-Cap Core and Symphony Large-Cap Growth did not issue Class R3 Shares prior to May 5, 2009 and September 29, 2009,

respectively. Effective March 31, 2008, Class B Shares were no longer available to the Funds and transferred to Class I Shares on May 2, 2008.

72	Nuveen Investments

	Symphony Large-Cap Value
	Two Months Ended 9/30/09		Year Ended 7/31/09		Year Ended 7/31/08
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	—	$—	13,766	$196,116	—	$—
Class B	N/A	N/A	N/A	N/A	—	—
Class C	301	5,000	9,164	141,178	—	—
Class R3	—	—	10,646	150,000	N/A	N/A
Class I	466	7,337	2,871	40,563	12,389	278,000
Shares issued to shareholders due to reinvestment of distributions:
Class A	—	—	47	680	—	—
Class B	N/A	N/A	N/A	N/A	—	—
Class C	—	—	2	26	—	—
Class R3	—	—	—	—	N/A	N/A
Class I	—	—	21	298	—	—
	767	12,337	36,517	528,861	12,389	278,000
Shares redeemed:
Class A	—	—	(10,402)	(137,810)	—	—
Class B	N/A	N/A	N/A	N/A	(12,500)	(278,000)
Class C	—	—	(2,154)	(27,719)	—	—
Class R3	—	—	—	—	N/A	N/A
Class I	(63)	(1,004)	(11,188)	(156,909)	—	—
	(63)	(1,004)	(23,744)	(322,438)	(12,500)	(278,000)
Net increase (decrease)	704	$11,333	12,773	$206,423	(111)	$—

	Symphony Mid-Cap Core
	Two Months Ended 9/30/09		Year Ended 7/31/09		Year Ended 7/31/08
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	—	$—	987	$12,747	—	$—
Class B	N/A	N/A	N/A	N/A	—	—
Class C	—	—	—	—	—	—
Class R3	—	—	10,183	150,000	N/A	N/A
Class I	487	8,000	—	—	12,272	261,875
	487	8,000	11,170	162,747	12,272	261,875
Shares redeemed:
Class A	—	—	(19)	(256)	—	—
Class B	N/A	N/A	N/A	N/A	(12,500)	(261,875)
Class C	—	—	—	—	—	—
Class R3	—	—	—	—	N/A	N/A
Class I	—	—	(10,184)	(150,000)	—	—
	—	—	(10,203)	(150,256)	(12,500)	(261,875)
Net increase (decrease)	487	$8,000	967	$12,491	(228)	$—

	Symphony Small-Mid Cap Core
	Two Months Ended 9/30/09		Year Ended 7/31/09		Year Ended 7/31/08
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	—	$—	1,751	$21,442	—	$—
Class B	N/A	N/A	N/A	N/A	—	—
Class C	—	—	—	—	—	—
Class R3	—	—	11,095	150,000	N/A	N/A
Class I	10	163	—	—	12,282	246,000
	10	163	12,846	171,442	12,282	246,000
Shares redeemed:
Class A	(9)	(136)	(8)	(96)	—	—
Class B	N/A	N/A	N/A	N/A	(12,500)	(246,000)
Class C	—	—	—	—	—	—
Class R3	—	—	—	—	N/A	N/A
Class I	—	—	(11,095)	(150,000)	—	—
	(9)	(136)	(11,103)	(150,096)	(12,500)	(246,000)
Net increase (decrease)	1	$27	1,743	$21,346	(218)	$—

N/A – The Funds did not issue Class R3 Shares prior to May 5, 2009. Effective March 31, 2008, Class B Shares were no longer available to the Funds and transferred to Class I Shares on May 2, 2008.

Nuveen Investments	73

Notes to Financial Statements (continued)

	Symphony International Equity
	Two Months Ended 9/30/09		Year Ended 7/31/09		For the Period 5/30/08 (commencement of operations) through 7/31/08
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	—	$—	53,769	$621,092	12,500	$250,000
Class C	—	—	—	—	12,500	250,000
Class I	84	1,109	14,214	172,426	25,000	500,000
Shares issued to shareholders due to reinvestment of distributions:
Class A	—	—	66	753	—	—
Class C	—	—	—	—	—	—
Class I	—	—	7	82	—	—
	84	1,109	68,056	794,353	50,000	1,000,000
Shares redeemed:
Class A	—	—	(53,835)	(614,324)	—	—
Class C	—	—	—	—	—	—
Class I	—	—	(2,078)	(19,495)	—	—
	—	—	(55,913)	(633,819)	—	—
Net increase (decrease)	84	$1,109	12,143	$160,534	50,000	$1,000,000

	Symphony Optimized Alpha
	Two Months Ended 9/30/09		Year Ended 7/31/09		For the Period 9/28/07 (commencement of operations) through 7/31/08
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,919	$28,889	4,030	$51,247	15,201	$302,527
Class B	N/A	N/A	N/A	N/A	12,500	250,000
Class C	—	—	7,023	86,538	12,500	250,000
Class I	1,147	17,053	88,913	1,209,771	96,766	1,855,641
Shares issued to shareholders due to reinvestment of distributions:
Class A	—	—	1	10	—	—
Class B	N/A	N/A	N/A	N/A	—	—
Class C	—	—	—	—	—	—
Class I	—	—	400	5,190	—	—
	3,066	45,942	100,367	1,352,756	136,967	2,658,168
Shares redeemed:
Class A	(671)	(10,219)	(255)	(3,612)	—	—
Class B	N/A	N/A	N/A	N/A	(12,500)	(239,000)
Class C	—	—	—	—	—	—
Class I	(1,230)	(18,414)	(43,661)	(609,944)	(464)	(8,723)
	(1,901)	(28,633)	(43,916)	(613,556)	(12,964)	(247,723)
Net increase (decrease)	1,165	$17,309	56,451	$739,200	124,003	$2,410,445

N/A –	Effective March 31, 2008, Class B Shares were no longer available to the Symphony Optimized Alpha and transferred to Class I Shares on May 2, 2008.

5. Investment Transactions

Purchases and sales (excluding short-term investments) during the two months ended September 30, 2009, were as follows:

	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity	Symphony Optimized Alpha
Purchases	$110,518	$632,318	$201,877	$168,223	$125,151	$19,429	$264,903
Sales	106,457	924,140	166,481	145,073	110,039	41,557	193,851

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the

74	Nuveen Investments

extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At September 30, 2009, the cost of investments was as follows:

	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity	Symphony Optimized Alpha
Cost of investments	$741,296	$5,990,617	$920,011	$738,293	$745,256	$636,309	$2,577,203

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity	Symphony Optimized Alpha
Gross unrealized:
Appreciation	$92,148	$945,797	$141,730	$164,914	$94,164	$206,333	$309,793
Depreciation	(40,151)	(227,127)	(28,018)	(29,866)	(61,988)	(16,727)	(134,064)
Net unrealized appreciation (depreciation) of investments	$51,997	$718,670	$113,712	$135,048	$32,176	$189,606	$175,729

The tax components of undistributed net ordinary income and net long-term capital gains at September 30, 2009, the Funds’ tax year end, were as follows:

	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity	Symphony Optimized Alpha
Undistributed net ordinary income*	$3,024	$17,098	$8,390	$1,297	$—	$18,326	$8,818
Undistributed net long-term capital gains	—	—	—	—	—	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the two months ended September 30, 2009 and during the tax years ended July 31, 2009 and July 31, 2008, was designated for purposes of the dividends paid deduction as follows:

Two months ended September 30, 2009	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity	Symphony Optimized Alpha
Distributions from net ordinary income*	$—	$—	$—	$—	$—	$—	$—
Distributions from net long-term capital gains	—	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—	—

Year ended July 31, 2009	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity	Symphony Optimized Alpha
Distributions from net ordinary income*	$—	$—	$8,332	$—	$—	$2,801	$8,516
Distributions from net long-term capital gains	—	—	1,176	—	4,580	—	—
Tax return of capital	—	—	—	—	—	—	—
*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

Year ended July 31, 2008	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity**	Symphony Optimized Alpha***
Distributions from net ordinary income*	$44,165	$2,489	$85,285	$57,940	$—	$—	$—
Distributions from net long-term capital gains	38,100	—	7,370	12,435	61,000	—	—
Tax return of capital	—	2,720	—	—	—	—	—
*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**	For the period May 30, 2008 (commencement of operations) through July 31, 2008.
***	For the period September 28, 2007 (commencement of operations) through July 31, 2008.

At September 30, 2009, the Funds’ tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity	Symphony Optimized Alpha
Expiration:	.
September 30, 2015	$—	$—	$—	$3,222	$—	$—	$—
September 30, 2016	65,968	327,202	93,980	84,926	86,929	25,159	238,308
September 30, 2017	172,750	1,260,185	199,066	177,250	160,275	475,412	328,935
Total	$238,718	$1,587,387	$293,046	$265,398	$247,204	$500,571	$567,243

Nuveen Investments	75

Notes to Financial Statements (continued)

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets (1)	Symphony All-Cap Core Fund-Level Fee Rate	Symphony Large-Cap Growth Fund-Level Fee Rate	Symphony Large-Cap Value Fund-Level Fee Rate	Symphony Mid-Cap Core Fund-Level Fee Rate	Symphony Small-Mid Cap Core Fund-Level Fee Rate	Symphony International Equity Fund-Level Fee Rate	Symphony Optimized Alpha Fund-Level Fee Rate
For the first $125 million	.7000%	.6500%	.6000%	.7000%	.8000%	.6800%	.7500%
For the next $125 million	.6875	.6375	.5875	.6875	.7875	.6625	.7375
For the next $250 million	.6750	.6250	.5750	.6750	.7750	.6550	.7250
For the next $500 million	.6625	.6125	.5625	.6625	.7625	.6425	.7125
For the next $1 billion	.6500	.6000	.5500	.6500	.7500	.6300	.7000
For net assets over $2 billion	.6250	.5750	.5250	.6250	.7250	.6150	.6750

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund net assets managed as stated in the following table. As of September 30, 2009, the complex-level fee rate was .1901%.

The complex-level fee schedule is as follows:

Complex-Level Net Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445
(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed net assets of all Nuveen funds, with such daily managed net assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fee components, daily managed net assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed net assets in certain circumstances.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Symphony Asset Management LLC (“Symphony”), a subsidiary of Nuveen. Symphony is compensated for its services to the Funds from the management fee paid to the Adviser.

The Adviser has agreed to waive fees and reimburse expenses of the Funds so that total annual Fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table.

	Current Expense Cap	Current Expense Cap Expiration Date	Permanent Expense Cap
Symphony All-Cap Core	1.15%	July 31, 2010	1.40%
Symphony Large-Cap Growth	1.10	November 30, 2010	1.35
Symphony Large-Cap Value	1.05	July 31, 2010	1.30
Symphony Mid-Cap Core	1.15	July 31, 2010	1.40
Symphony Small-Mid Cap Core	1.25	July 31, 2010	1.50
Symphony International Equity	1.13	November 30, 2011	1.38
Symphony Optimized Alpha	1.20	November 30, 2010	1.45

76	Nuveen Investments

The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discrection.

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

During the two months ended September 30, 2009, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity	Symphony Optimized Alpha
Sales charges collected (Unaudited)	$—	$450	$—	$—	$—	$—	$—
Paid to financial intermediaries (Unaudited)	—	393	—	—	—	—	—

During the two months ended September 30, 2009, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity	Symphony Optimized Alpha
Commission advances (Unaudited)	$—	$—	$50	$—	$—	$—	$—

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C shares during the first year following a purchase are retained by the Distributor. During the two months ended September 30, 2009, the Distributor retained such 12b-1 fees as follows:

	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity	Symphony Optimized Alpha
12b-1 fees retained (Unaudited)	$322	$1,070	$357	$339	$304	$276	$269

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the two months ended September 30, 2009, as follows:

	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity	Symphony Optimized Alpha
CDSC retained (Unaudited)	$—	$—	$—	$—	$—	$—	$—

At September 30, 2009, Nuveen owned shares of the Funds as follows:

	Symphony All-Cap Core	Symphony Large-Cap Growth	Symphony Large-Cap Value	Symphony Mid-Cap Core	Symphony Small-Mid Cap Core	Symphony International Equity	Symphony Optimized Alpha
Class A	12,500	12,500	12,500	12,500	12,500	12,500	12,500
Class C	12,500	12,500	12,500	12,500	12,500	12,500	12,500
Class R3	10,684	2,826	10,646	10,183	11,095	N/A	N/A
Class I	14,094	24,842	14,243	14,588	13,687	25,000	24,929

N/A – Fund is not authorized to issue Class R3 Shares.

8. Subsequent Events

Evaluation Date

In May 2009, the FASB issued changes to authoritative guidance under GAAP for subsequent events. This guidance requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. This guidance is intended to establish general standards of accounting and for disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This guidance requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued. This guidance is effective for interim and annual periods ending after June 15, 2009. The Funds have performed an evaluation of subsequent events through November 25, 2009, which is the date the financial statements were issued.

Nuveen Investments	77

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

SYMPHONY ALL-CAP CORE
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (5/06)
Year Ended 9/30:
2009(g)	$15.15	$.02	$1.14	$1.16	$—	$—	$—	$16.31	7.59%
Year Ended 7/31:
2009	20.12	.06	(5.03)	(4.97)	—	—	—	15.15	(24.65)
2008	22.06	(.06)	(.23)	(.29)	—	(1.65)	(1.65)	20.12	(1.46)
2007	19.98	.04	2.06	2.10	(.02)	—	(.02)	22.06	10.51
2006(e)	20.00	.01	(.03)	(.02)	—	—	—	19.98	(.10)
Class C (5/06)
Year Ended 9/30:
2009(g)	14.80	— **	1.10	1.10	—	—	—	15.90	7.43
Year Ended 7/31:
2009	19.79	(.05)	(4.94)	(4.99)	—	—	—	14.80	(25.25)
2008	21.89	(.22)	(.23)	(.45)	—	(1.65)	(1.65)	19.79	(2.19)
2007	19.96	(.13)	2.06	1.93	—	—	—	21.89	9.67
2006(e)	20.00	(.02)	(.02)	(.04)	—	—	—	19.96	(.20)
Class R3 (5/09)
Year Ended 9/30:
2009(g)	15.24	.01	1.14	1.15	—	—	—	16.39	7.55
Year Ended 7/31:
2009(d)	14.04	— **	1.20	1.20	—	—	—	15.24	8.55
Class I (5/06)(f)
Year Ended 9/30:
2009(g)	15.26	.02	1.15	1.17	—	—	—	16.43	7.67
Year Ended 7/31:
2009	20.20	.10	(5.04)	(4.94)	—	—	—	15.26	(24.49)
2008	22.10	(.01)	(.24)	(.25)	—	(1.65)	(1.65)	20.20	(1.22)
2007	19.99	.10	2.06	2.16	(.05)	—	(.05)	22.10	10.81
2006(e)	20.00	.02	(.03)	(.01)	—	—	—	19.99	(.05)

78	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement			Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)	Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$229	14.13	%*	(12.14)%*	1.39	%*	.59	%*	14%

189	11.00		(9.22)	1.40		.39		92
251	3.43		(2.42)	1.38		(.37)		157
276	4.14		(2.67)	1.38		.09		138
250	10.14	*	(8.60)*	1.39	*	.15	*	17

199	15.02	*	(13.06)*	2.14	*	(.18	)*	14

185	11.73		(9.95)	2.15		(.36)		92
247	4.18		(3.17)	2.14		(1.12)		157
274	4.89		(3.42)	2.14		(.66)		138
249	10.88	*	(9.34)*	2.14	*	(.60	)*	17

175	14.52	*	(12.55)*	1.65	*	.32	*	14

163	26.83	*	(25.32)*	1.65	*	(.14	)*	92

232	14.03	*	(12.07)*	1.15	*	.81	*	14

215	8.98		(7.17)	1.15		.67		92
501	3.18		(2.17)	1.14		(.12)		157
276	3.89		(2.42)	1.13		.34		138
250	9.88	*	(8.34)*	1.14	*	.40	*	17

*	Annualized.
**	Rounds to less than $.01 per share.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	For the period May 5, 2009 (commencement of operations) through July 31, 2009.
(e)	For the period May 31, 2006 (commencement of operations) through July 31, 2006.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(g)	For the two months ended September 30, 2009.

See accompanying notes to financial statements.

Nuveen Investments	79

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

SYMPHONY LARGE-CAP GROWTH
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Tax Return of Capital	Total	Ending Net Asset Value	Total Return(b)
Class A (12/06)
Year Ended 9/30:
2009(g)	$16.43	$.01	$1.06	$1.07	$—	$—	$—	$—	$17.50	6.51%
Year Ended 7/31:
2009	20.57	.01	(4.15)	(4.14)	—	—	—	—	16.43	(20.13)
2008	20.78	(.07)	(.04)	(.11)	—	(.04)	(.06)	(.10)	20.57	(.55)
2007(e)	20.00	(.05)	.83	.78	—	—	—	—	20.78	3.90
Class C (12/06)
Year Ended 9/30:
2009(g)	16.11	(.01)	1.05	1.04	—	—	—	—	17.15	6.46
Year Ended 7/31:
2009	20.32	(.11)	(4.10)	(4.21)	—	—	—	—	16.11	(20.72)
2008	20.68	(.22)	(.04)	(.26)	—	(.04)	(.06)	(.10)	20.32	(1.28)
2007(e)	20.00	(.15)	.83	.68	—	—	—	—	20.68	3.40
Class R3 (9/09)
Year Ended 9/30:
2009(d)	17.69	— **	(.08)	(.08)	—	—	—	—	17.61	(.45)
Class I (12/06)(f)
Year Ended 9/30:
2009(g)	16.53	.01	1.08	1.09	—	—	—	—	17.62	6.59
Year Ended 7/31:
2009	20.63	.05	(4.15)	(4.10)	—	—	—	—	16.53	(19.91)
2008	20.81	(.04)	(.02)	(.06)	(.02)	(.04)	(.06)	(.12)	20.63	(.28)
2007(e)	20.00	(.02)	.83	.81	—	—	—	—	20.81	4.05

80	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$236	3.41	%*	(1.82	)%*	1.35	%*	.25	%*	10%

215	1.94		(.52)		1.35		.06		109
257	3.14		(2.16)		1.33		(.35)		110
260	8.21	*	(7.39	)*	1.34	*	(.51	)*	72

661	4.13	*	(2.53	)*	2.09	*	(.50	)*	10

621	2.84		(1.49)		2.10		(.75)		109
254	3.89		(2.91)		2.09		(1.11)		110
258	8.97	*	(8.15	)*	2.10	*	(1.27	)*	72

50	2.11	*	(2.11	)*	1.59	*	(1.59	)*	10

5,831	3.12	*	(1.51	)*	1.09	*	.51	*	10

5,709	1.68		(.27)		1.10		.31		109
3,011	2.40		(1.56)		1.09		(.25)		110
260	7.95	*	(7.13	)*	1.08	*	(.26	)*	72

*	Annualized.
**	Rounds to less than $.01 per share.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	For the period September 29, 2009 (commencement of operations) through September 30, 2009.
(e)	For the period December 15, 2006 (commencement of operations) through July 31, 2007.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(g)	For the two months ended September 30, 2009.

See accompanying notes to financial statements.

Nuveen Investments	81

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

SYMPHONY LARGE-CAP VALUE
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (5/06)
Year Ended 9/30:
2009(g)	$15.22	$.04	$1.29	$1.33	$—	$—	$—	$16.55	8.74%
Year Ended 7/31:
2009	20.71	.20	(5.53)	(5.33)	(.14)	(.02)	(.16)	15.22	(25.76)
2008	22.58	.14	(.14)	—	(.07)	(1.80)	(1.87)	20.71	(.36)
2007	20.80	.17	2.12	2.29	(.12)	(.39)	(.51)	22.58	11.01
2006(e)	20.00	.02	.78	.80	—	—	—	20.80	4.00
Class C (5/06)
Year Ended 9/30:
2009(g)	15.10	.02	1.28	1.30	—	—	—	16.40	8.61
Year Ended 7/31:
2009	20.51	.09	(5.48)	(5.39)	—	(.02)	(.02)	15.10	(26.28)
2008	22.47	(.03)	(.13)	(.16)	—	(1.80)	(1.80)	20.51	(1.12)
2007	20.78	— **	2.10	2.10	(.02)	(.39)	(.41)	22.47	10.12
2006(e)	20.00	(.01)	.79	.78	—	—	—	20.78	3.90
Class R3 (5/09)
Year Ended 9/30:
2009(g)	15.22	.03	1.29	1.32	—	—	—	16.54	8.67
Year Ended 7/31:
2009(d)	14.09	.02	1.11	1.13	—	—	—	15.22	8.02
Class I (5/06)(f)
Year Ended 9/30:
2009(g)	15.23	.04	1.30	1.34	—	—	—	16.57	8.80
Year Ended 7/31:
2009	20.75	.25	(5.57)	(5.32)	(.18)	(.02)	(.20)	15.23	(25.57)
2008	22.61	.17	(.10)	.07	(.13)	(1.80)	(1.93)	20.75	(.11)
2007	20.81	.22	2.12	2.34	(.15)	(.39)	(.54)	22.61	11.26
2006(e)	20.00	.02	.79	.81	—	—	—	20.81	4.05

82	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$263	26.49	%*	(23.77	)%*	1.30	%*	1.42	%*	17%

242	12.09		(9.43)		1.30		1.36		130
259	3.33		1.49		1.28		.55		98
282	5.11		(3.18)		1.28		.64		133
260	9.89	*	(8.21	)*	1.29	*	.39	*	10

325	27.38	*	(24.66	)*	2.05	*	.68	*	17

295	13.40		(10.78)		2.05		.57		130
256	4.08		(2.24)		2.04		(.20)		98
281	5.86		(3.93)		2.04		(.11)		133
260	10.64	*	(8.96	)*	2.04	*	(.36	)*	10

176	26.73	*	(24.01	)*	1.54	*	1.17	*	17

162	33.24	*	(31.09	)*	1.55	*	.60	*	130

282	26.32	*	(23.60	)*	1.04	*	1.68	*	17

253	9.70		(7.04)		1.05		1.61		130
516	3.08		1.24		1.04		.80		98
283	4.86		(2.93)		1.03		.89		133
260	9.63	*	(7.95	)*	1.04	*	.64	*	10

*	Annualized.
**	Rounds to less than $.01 per share.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	For the period May 5, 2009 (commencement of operations) through July 31, 2009.
(e)	For the period May 31, 2006 (commencement of operations) through July 31, 2006.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(g)	For the two months ended September 30, 2009.

See accompanying notes to financial statements.

Nuveen Investments	83

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

SYMPHONY MID-CAP CORE
	Beginning Net Asset Value	Net Invest- ment Income Loss(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (5/06)
Year Ended 9/30:
2009(g)	$15.87	$.01	$1.41	$1.42	$—	$—	$—	$17.29	8.95%
Year Ended 7/31:
2009	20.84	.02	(4.99)	(4.97)	—	—	—	15.87	(23.85)
2008	22.44	(.08)	(.11)	(.19)	—	(1.41)	(1.41)	20.84	(.95)
2007	20.09	(.04)	2.43	2.39	(.01)	(.03)	(.04)	22.44	11.90
2006(e)	20.00	—	.09	.09	—	—	—	20.09	.45
Class C (5/06)
Year Ended 9/30:
2009(g)	15.49	(.01)	1.37	1.36	—	—	—	16.85	8.78
Year Ended 7/31:
2009	20.50	(.09)	(4.92)	(5.01)	—	—	—	15.49	(24.44)
2008	22.25	(.24)	(.10)	(.34)	—	(1.41)	(1.41)	20.50	(1.66)
2007	20.07	(.21)	2.42	2.21	—	(.03)	(.03)	22.25	11.03
2006(e)	20.00	(.02)	.09	.07	—	—	—	20.07	.35
Class R3 (5/09)
Year Ended 9/30:
2009(g)	15.95	.01	1.41	1.42	—	—	—	17.37	8.83
Year Ended 7/31:
2009(d)	14.73	(.02)	1.24	1.22	—	—	—	15.95	8.35
Class I (5/06)(f)
Year Ended 9/30:
2009(g)	15.98	.02	1.41	1.43	—	—	—	17.41	8.95
Year Ended 7/31:
2009	20.93	.06	(5.01)	(4.95)	—	—	—	15.98	(23.65)
2008	22.47	(.02)	(.11)	(.13)	—	(1.41)	(1.41)	20.93	(.68)
2007	20.10	.01	2.43	2.44	(.04)	(.03)	(.07)	22.47	12.15
2006(e)	20.00	.01	.09	.10	—	—	—	20.10	.50

84	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement			Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)	Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$233	12.75	%*	(10.81)%*	1.40	%*	.54	%*	17%

214	9.20		(7.72)	1.40		.08		118
261	3.08		(2.14)	1.38		(.44)		99
280	4.06		(2.94)	1.38		(.27)		139
251	10.07	*	(8.68)*	1.39	*	(.01	)*	21

211	13.49	*	(11.56)*	2.14	*	(.21	)*	17

194	9.73		(8.24)	2.15		(.66)		118
256	3.83		(2.89)	2.14		(1.20)		99
278	4.81		(3.69)	2.14		(1.02)		139
251	10.81	*	(9.43)*	2.14	*	(.75	)*	21

177	13.00	*	(11.06)*	1.64	*	.29	*	17

162	23.32	*	(22.36)*	1.65	*	(.69	)*	118

262	12.56	*	(10.63)*	1.14	*	.79	*	17

233	7.20		(5.66)	1.15		.40		118
518	2.83		(1.89)	1.14		(.19)		99
281	3.80		(2.69)	1.13		(.02)		139
251	9.81	*	(8.43)*	1.14	*	.25	*	21

*	Annualized.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	For the period May 5, 2009 (commencement of operations) through July 31, 2009.
(e)	For the period May 31, 2006 (commencement of operations) through July 31, 2006.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(g)	For the two months ended September 30, 2009.

See accompanying notes to financial statements.

Nuveen Investments	85

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

SYMPHONY SMALL-MID CAP CORE
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (5/06)
Year Ended 9/30:
2009(g)	$14.34	$— **	$1.07	$1.07	$—	$—	$—	$15.41	7.46%
Year Ended 7/31:
2009	19.76	(.04)	(5.29)	(5.33)	—	(.09)	(.09)	14.34	(26.89)
2008	21.95	(.15)	(.82)	(.97)	—	(1.22)	(1.22)	19.76	(4.39)
2007	19.37	(.04)	2.64	2.60	(.02)	—	(.02)	21.95	13.45
2006(e)	20.00	.01	(.64)	(.63)	—	—	—	19.37	(3.15)
Class C (5/06)
Year Ended 9/30:
2009(g)	14.01	(.02)	1.04	1.02	—	—	—	15.03	7.28
Year Ended 7/31:
2009	19.45	(.14)	(5.21)	(5.35)	—	(.09)	(.09)	14.01	(27.43)
2008	21.78	(.30)	(.81)	(1.11)	—	(1.22)	(1.22)	19.45	(5.10)
2007	19.34	(.21)	2.65	2.44	—	—	—	21.78	12.62
2006(e)	20.00	(.01)	(.65)	(.66)	—	—	—	19.34	(3.30)
Class R3 (5/09)
Year Ended 9/30:
2009(g)	14.42	(.01)	1.08	1.07	—	—	—	15.49	7.42
Year Ended 7/31:
2009(d)	13.52	(.03)	.93	.90	—	—	—	14.42	6.66
Class I (5/06)(f)
Year Ended 9/30:
2009(g)	14.44	.01	1.07	1.08	—	—	—	15.52	7.48
Year Ended 7/31:
2009	19.85	— **	(5.32)	(5.32)	—	(.09)	(.09)	14.44	(26.68)
2008	21.98	(.09)	(.82)	(.91)	—	(1.22)	(1.22)	19.85	(4.15)
2007	19.38	.01	2.64	2.65	(.05)	—	(.05)	21.98	13.70
2006(e)	20.00	.02	(.64)	(.62)	—	—	—	19.38	(3.10)

86	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement			Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)	Expenses		Net Invest- ment Income (Loss)	Portfolio Turnover Rate

$219	13.27	%*	(11.74)%*	1.49	%*	.03%*	15%

204	10.65		(9.49)	1.50		(.34)	83
247	3.31		(2.67)	1.49		(.85)	155
274	4.27		(3.09)	1.48		(.31)	132
242	10.25	*	(8.50)*	1.49	*	.26 *	13

188	14.02	*	(12.50)*	2.24	*	(.72 )*	15

175	10.97		(9.82)	2.25		(1.09)	83
243	4.06		(3.42)	2.24		(1.60)	155
272	5.03		(3.85)	2.24		(1.06)	132
242	11.00	*	(9.25)*	2.24	*	(.49 )*	13

172	13.52	*	(12.00)*	1.75	*	(.22 )*	15

160	25.49	*	(24.53)*	1.75	*	(.79 )*	83

213	13.03	*	(11.50)*	1.25	*	.28 *	15

198	8.22		(7.04)	1.25		(.07)	83
492	3.06		(2.42)	1.24		(.60)	155
275	4.02		(2.84)	1.23		(.05)	132
242	10.00	*	(8.25)*	1.24	*	.51 *	13

*	Annualized.
**	Rounds to less than $.01 per share.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	For the period May 5, 2009 (commencement of operations) through July 31, 2009.
(e)	For the period May 31, 2006 (commencement of operations) through July 31, 2006.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(g)	For the two months ended September 30, 2009.

See accompanying notes to financial statements.

Nuveen Investments	87

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

SYMPHONY INTERNATIONAL EQUITY
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (5/08)
Year Ended 9/30:
2009(e)	$12.81	$.01	$1.16	$1.17	$—	$—	$—	$13.98	9.13%
Year Ended 7/31:
2009	17.52	.24	(4.93)	(4.69)	(.02)	—	(.02)	12.81	(26.76)
2008(d)	20.00	— **	(2.48)	(2.48)	—	—	—	17.52	(12.40)
Class C (5/08)
Year Ended 9/30:
2009(e)	12.73	(.01)	1.15	1.14	—	—	—	13.87	8.96
Year Ended 7/31:
2009	17.49	.15	(4.91)	(4.76)	—	—	—	12.73	(27.22)
2008(d)	20.00	(.03)	(2.48)	(2.51)	—	—	—	17.49	(12.55)
Class I (5/08)
Year Ended 9/30:
2009(e)	12.81	.02	1.15	1.17	—	—	—	13.98	9.13
Year Ended 7/31:
2009	17.52	.28	(4.93)	(4.65)	(.06)	—	(.06)	12.81	(26.52)
2008(d)	20.00	.01	(2.49)	(2.48)	—	—	—	17.52	(12.40)

88	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$175	11.44	%*	(9.62	)%*	1.37	%*	.45	%*	2%

160	8.42		(4.87)		1.38		2.17		117
219	11.09	*	(9.84	)*	1.37	*	(.11	)*	6

173	12.20	*	(10.37	)*	2.13	*	(.30	)*	2

159	13.74		(10.36)		2.13		1.25		117
219	11.84	*	(10.59	)*	2.13	*	(.87	)*	6

520	11.19	*	(9.36	)*	1.12	*	.70	*	2

476	13.45		(9.93)		1.13		2.39		117
438	10.84	*	(9.59	)*	1.11	*	.14	*	6

*	Annualized.
**	Rounds to less than $.01 per share.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	For the period May 30, 2008 (commencement of operations) through July 31, 2008.
(e)	For the two months ended September 30, 2009.

See accompanying notes to financial statements.

Nuveen Investments	89

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

SYMPHONY OPTIMIZED ALPHA
	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/07)
Year Ended 9/30:
2009(f)	$14.61	$.01	$.71	$.72	$—	$—	$—	$15.33	4.93%
Year Ended 7/31:
2009	18.27	.09	(3.70)	(3.61)	(.04)	(.01)	(.05)	14.61	(19.73)
2008(d)	20.00	.01	(1.74)	(1.73)	—	—	—	18.27	(8.65)
Class C (9/07)
Year Ended 9/30:
2009(f)	14.45	(.01)	.70	.69	—	—	—	15.14	4.78
Year Ended 7/31:
2009	18.16	(.01)	(3.69)	(3.70)	—	(.01)	(.01)	14.45	(20.35)
2008(d)	20.00	(.11)	(1.73)	(1.84)	—	—	—	18.16	(9.20)
Class I (9/07)(e)
Year Ended 9/30:
2009(f)	14.63	.02	.70	.72	—	—	—	15.35	4.92
Year Ended 7/31:
2009	18.30	.12	(3.70)	(3.58)	(.08)	(.01)	(.09)	14.63	(19.49)
2008(d)	20.00	.05	(1.75)	(1.70)	—	—	—	18.30	(8.50)

90	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$310	6.48	%*	(4.65	)%*	1.44	%*	.39	%*	7%

277	7.32		(5.22)		1.45		.65		89
278	4.47	*	(3.02	)*	1.43	*	.02	*	88

296	7.18	*	(5.38	)*	2.20	*	(.39	)*	7

282	8.30		(6.19)		2.20		(.08)		89
227	5.17	*	(3.72	)*	2.19	*	(.74	)*	88

2,177	6.18	*	(4.38	)*	1.19	*	.61	*	7

2,077	7.14		(5.10)		1.20		.84		89
1,763	4.52	*	(3.03	)*	1.19	*	.30	*	88

*	Annualized.
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	For the period September 28, 2007 (commencement of operations) through July 31, 2008.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	For the two months ended September 30, 2009.

See accompanying notes to financial statements.

Nuveen Investments	91

Trustees and Officers

The management of the Fund, including general supervision of the duties performed for the Fund by the Adviser, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at nine. None of the trustees who are not “interested” persons of the Fund (referred to herein as “independent trustees”) has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Fund’s Statement of Additional Information (“SAI”) includes more information about the trustees. To request a free copy, call Nuveen Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.

Name, Birthdate and Address	Position(s) Held with the Fund	Year First Elected or Appointed (1)	Principal Occupation(s) Including other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee

Independent Trustees:
Robert P. Bremner 8/22/40 333 W. Wacker Drive Chicago, IL 60606	Chairman of the Board and Trustee	1997	Private Investor and Management Consultant; Treasurer and Director, Humanities Council of Washington D.C.	197
Jack B. Evans 10/22/48 333 W. Wacker Drive Chicago, IL 60606	Trustee	1999	President, The Hall-Perrine Foundation, a private philanthropic corporation (since 1996); Director and Chairman, United Fire Group, a publicly held company; President Pro Tem of the Board of Regents for the State of Iowa University System; Director, Gazette Companies; Life Trustee of Coe College and the Iowa College Foundation; formerly, Director, Alliant Energy; formerly, Director, Federal Reserve Bank of Chicago; formerly, President and Chief Operating Officer, SCI Financial Group, Inc., a regional financial services firm.	197
William C. Hunter 3/6/48 333 W. Wacker Drive Chicago, IL 60606	Trustee	2004	Dean, Tippie College of Business, University of Iowa (since 2006); Director (since 2004) of Xerox Corporation; Director (since 2005), Beta Gamma Sigma International Honor Society; formerly, Dean and Distinguished Professor of Finance, School of Business at the University of Connecticut (2003-2006); previously, Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago (1995-2003); Director, SS&C Technologies, Inc. (May 2005-October 2005); formerly, Director (1997-2007), Credit Research Center at George Washington University.	197
David J. Kundert 10/28/42 333 W. Wacker Drive Chicago, IL 60606	Trustee	2005	Director, Northwestern Mutual Wealth Management Company; retired (since 2004) as Chairman, JPMorgan Fleming Asset Management, President and CEO, Banc One Investment Advisors Corporation, and President, One Group Mutual Funds; prior thereto, Executive Vice President, Banc One Corporation and Chairman and CEO, Banc One Investment Management Group; Member, Board of Regents, Luther College; member of the Wisconsin Bar Association; member of Board of Directors, Friends of Boerner Botanical Gardens; member of Investment Committee, Greater Milwaukee Foundation.	197
William J. Schneider 9/24/44 333 W. Wacker Drive Chicago, IL 60606	Trustee	1997	Chairman of Miller-Valentine Partners Ltd., a real estate investment company; formerly, Senior Partner and Chief Operating Officer (retired, 2004) of Miller-Valentine Group; Member, Dayton Philharmonic Orchestra Association; formerly, Member, Business Advisory Council, Cleveland Federal Reserve Bank; formerly, Director, Dayton Development Coalition.	197
Judith M. Stockdale 12/29/47 333 W. Wacker Drive Chicago, IL 60606	Trustee	1997	Executive Director, Gaylord and Dorothy Donnelley Foundation (since 1994); prior thereto, Executive Director, Great Lakes Protection Fund (from 1990 to 1994).	197
Carole E. Stone 6/28/47 333 W. Wacker Drive Chicago, IL 60606	Trustee	2007	Director, Chicago Board Options Exchange (since 2006); Director, C2 Options Exchange, Incorporated (since 2009); Commissioner, New York State Commission on Public Authority Reform (since 2005); formerly, Chair, New York Racing Association Oversight Board (2005-2007).	197

92	Nuveen Investments

Name, Birthdate and Address	Position(s) Held with the Fund	Year First Elected or Appointed (1)	Principal Occupation(s) Including other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee
Terence J. Toth 9/29/59 333 W. Wacker Drive Chicago, IL 60606	Trustee	2008	Director, Legal & General Investment Management America, Inc. (since 2008); Managing Partner, Musso Capital Management (since 2008); formerly, CEO and President, Northern Trust Investments (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2000-2004); prior thereto, various positions with Northern Trust Company (since 1994); Member: Goodman Theatre Board (since 2004); Chicago Fellowship Board (since 2005), University of Illinois Leadership Council Board (since 2007) and Catalyst Schools of Chicago Board (since 2008); formerly, Member: Northern Trust Mutual Funds Board (2005-2007), Northern Trust Investments Board (2004-2007), Northern Trust Japan Board (2004-2007), Northern Trust Securities Inc. Board (2003-2007) and Northern Trust Hong Kong Board (1997-2004).	197

Interested Trustee:
John P. Amboian (2) 6/14/61 333 W. Wacker Drive Chicago, IL 60606	Trustee	2008	Chief Executive Officer (since July 2007) and Director (since 1999) of Nuveen Investments, Inc.; Chief Executive Officer (since 2007) of Nuveen Asset Management, Nuveen Investments Advisors, Inc. formerly, President (1999-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. (3)	197
Name, Birthdate and Address	Position(s) Held with the Fund	Year First Elected or Appointed (4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer

Officers of the Fund:
Gifford R. Zimmerman 9/9/56 333 W. Wacker Drive Chicago, IL 60606	Chief Administrative Officer	1988	Managing Director (since 2002), Assistant Secretary and Associate General Counsel of Nuveen Investments, LLC; Managing Director (since 2002), Associate General Counsel and Assistant Secretary, of Nuveen Asset Management (since 2002) and of Symphony Asset Management LLC (since 2003); Vice President and Assistant Secretary of NWQ Investment Management Company, LLC. (since 2002), Nuveen Investments Advisers Inc. (since 2002), Tradewinds Global Investors, LLC, and Santa Barbara Asset Management, LLC (since 2006), Nuveen HydePark Group LLC and Nuveen Investment Solutions, Inc. (since 2007); Managing Director (since 2004) and Assistant Secretary (since 1994) of Nuveen Investments, Inc.; formerly, Managing Director (2002-2004), General Counsel (1998-2004) and Assistant Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. (3); Chartered Financial Analyst.	197
Mark J.P. Anson 6/10/59 333 W. Wacker Drive Chicago, IL 60606	Vice President	2009	President and Executive Director of Nuveen Investments, Inc. (since 2007); President of Nuveen Investments Institutional Services Group LLC (since 2007); previously, Chief Executive Officer of the British Telecom Pension Scheme (2006-2007) and Chief Investment Officer of Calpers (1999-2006); PhD, Chartered Financial Analyst, Chartered Alternative Investment Analyst, Certified Public Accountant, Certified Management Accountant and Certified Internal Auditor.	197
Nizida Arriaga 6/1/1968 333 W. Wacker Drive Chicago, IL 60606	Vice President	2009	Vice President (since 2007) of Nuveen Investments, LLC; previously, Portfolio Manager, Allstate Investments, LLC (1996-2006); Chartered Financial Analyst.	197

Nuveen Investments	93

Trustees and Officers (continued)

Name, Birthdate and Address	Position(s) Held with the Fund	Year First Elected or Appointed (4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer
Michael T. Atkinson 2/3/66 333 W. Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	2000	Vice President (since 2002) of Nuveen Investments, LLC; Vice President of Nuveen Asset Management (since 2005).	197
Margo L. Cook 4/11/64 333 W. Wacker Drive Chicago, IL 60606	Vice President	2009	Executive Vice President (since Oct 2008) of Nuveen Investments, Inc.; previously, Head of Institutional Asset Management (2007-2008) of Bear Stearns Asset Management; Head of Institutional Asset Mgt (1986-2007) of Bank of NY Mellon; Chartered Financial Analyst.	197
Alan A. Brown 8/1/62 333 W. Wacker Drive Chicago, IL 60606	Vice President	2007	Executive Vice President, Mutual Funds, Nuveen Investments, LLC, (since 2005), previously, Managing Director and Chief Marketing Officer (2001-2005).	75
Name, Birthdate and Address	Position(s) Held with the Fund	Year First Elected or Appointed (4)	Principal Occupation(s) Including other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer
Lorna C. Ferguson 10/24/45 333 W. Wacker Drive Chicago, IL 60606	Vice President	1998	Managing Director (since 2004) of Nuveen Investments, LLC; Managing Director (since 2005) of Nuveen Asset Management; Managing Director (2004-2005) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. (3).	197
Stephen D. Foy 5/31/54 333 W. Wacker Drive Chicago, IL 60606	Vice President and Controller	1998	Vice President (since 1993) and Funds Controller (since 1998) of Nuveen Investments, LLC; Vice President (since 2005) of Nuveen Asset Management; Certified Public Accountant.	197
William T. Huffman 5/7/1969 333 W. Wacker Drive Chicago, IL 60606	Vice President	2009	Chief Operating Officer, Municipal Fixed Income (since 2008) of Nuveen Asset Management; previously, Chairman, President and Chief Executive Officer (2002 – 2007) of Northern Trust Global Advisors, Inc. and Chief Executive Officer (2007) of Northern Trust Global Investments Limited; CPA.	133
Walter M. Kelly 2/24/70 333 W. Wacker Drive Chicago, IL 60606	Chief Compliance Officer and Vice President	2003	Senior Vice President (since 2008), Vice President (2006- 2008) formerly, Assistant Vice President and Assistant General Counsel (2003-2006) of Nuveen Investments, LLC; Vice President (since 2006) and Assistant Secretary (since 2003) of Nuveen Asset Management.	197
David J. Lamb 3/22/63 333 W. Wacker Drive Chicago, IL 60606	Vice President	2000	Senior Vice President (since 2009), formerly, Vice President (2000-2009) of Nuveen Investments, LLC; Vice President (since 2005) of Nuveen Asset Management, Certified Public Accountant.	197
Tina M. Lazar 8/27/61 333 W. Wacker Drive Chicago, IL 60606	Vice President	2002	Senior Vice President (since 2009), formerly, Vice President of Nuveen Investments, LLC (1999-2009); Vice President of Nuveen Asset Management (since 2005).	197
Larry W. Martin 7/27/51 333 W. Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	1988	Vice President, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Vice President (since 2005) and Assistant Secretary of Nuveen Investments, Inc.; Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002), NWQ Investment Management Company, LLC (since 2002), Symphony Asset Management LLC (since 2003), Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC (since 2006) and of Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc. (since 2007); formerly, Vice President and Assistant Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. (3)	197

94	Nuveen Investments

Name, Birthdate and Address	Position(s) Held with the Fund	Year First Elected or Appointed (4)	Principal Occupation(s) Including other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer
Kevin J. McCarthy 3/26/66 333 W. Wacker Drive Chicago, IL 60606	Vice President and Secretary	2007	Managing Director (since 2008), formerly, Vice President (2007-2008), Nuveen Investments, LLC; Managing Director (since 2008), formerly, Vice President and Assistant Secretary, Nuveen Asset Management and Nuveen Investments Holdings, Inc.; Vice President (since 2007) and Assistant Secretary, Nuveen Investment Advisers Inc., Nuveen Investment Institutional Services Group LLC, NWQ Investment Management Company, LLC, Tradewinds Global Investors LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management LLC, Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc. (since 2007); prior thereto, Partner, Bell, Boyd & Lloyd LLP (1997-2007).	197
John V. Miller 4/10/67 333 W. Wacker Drive Chicago, IL 60606	Vice President	2007	Chief Investment Officer and Managing Director (since 2007), formerly, Vice President (2002-2007) of Nuveen Asset Management and Managing Director (since 2007), formerly, Vice President (2002-2007) Nuveen Investments, LLC; Chartered Financial Analyst.	133
Gregory Mino 1/4/1971 333 W. Wacker Drive Chicago, IL 60606	Vice President	2009	Vice President of Nuveen Investments, LLC (since 2008); previously, Director (2004-2007) and Executive Director (2007-2008) of UBS Global Asset Management; previously, Vice President (2000-2003) and Director (2003-2004) of Merrill Lynch Investment Managers; Chartered Financial Analyst.	197
Christopher M. Rohrbacher 8/1/71 333 W. Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	2008	Vice President, Nuveen Investments, LLC (since 2008); Vice President and Assistant Secretary, Nuveen Asset Management (since 2008); prior thereto, Associate, Skadden, Arps, Slate Meagher & Flom LLP (2002-2008)	197
James F. Ruane 7/3/62 333 W. Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	2007	Vice President, Nuveen Investments (since 2007); prior thereto, Partner, Deloitte & Touche USA LLP (2005-2007), formerly, senior tax manager (2002-2005); Certified Public Accountant.	197
John S. White 5/12/67 333 W. Wacker Drive Chicago, IL 60606	Vice President	2007	Senior Vice President (since 2009), formerly, Vice President (2006-2009) of Nuveen Investments, LLC, formerly, Assistant Vice President (since 2002); Lieutenant Colonel (since 2007), United States Marine Corps Reserve, formerly, Major (since 2001).	75
Mark L. Winget 12/21/68 333 W. Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	2008	Vice President, Nuveen Investments, LLC (since 2008); Vice President and Assistant Secretary, Nuveen Asset Management (since 2008); prior thereto, Counsel, VedderPrice P.C. (1997-2007).	197

(1)	Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the trustee was first elected or appointed to any fund in the Nuveen Fund Complex.
(2)	Mr. Amboian is an interested trustee because of his position with Nuveen Investments, Inc. and certain of its subsidiaries, which are affiliates of the Nuveen Funds.
(3)	Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.
(4)	Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Investments	95

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

96	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Sub-Adviser

Symphony Asset Management LLC

555 California Street

Rene Suite 2975

San Francisco, CA 94104

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	97

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions

for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $141 billion of assets on September 30, 2009.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at www.nuveen.com/mf

•	Share prices

•	Fund details

•	Daily financial news

•	Investor education

Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MAN-SYMPH-0909D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/mf. (To view the code, click on the Shareholder Resources drop down menu box, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial expert is Jack B. Evans, who is “independent” for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Office of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers LLP, the Trust’s auditor, billed to the Trust during the Trust’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers LLP provided to the Trust, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Trust waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Trust during the fiscal year in which the services are provided; (B) the Trust did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

SERVICES THAT THE TRUST’S AUDITOR BILLED TO THE TRUST

Fiscal Year Ended September 30, 2009[5]	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Name of Series
Symphony All-Cap Core Fund	7,325	0	0	0
Symphony Small-Mid Cap Core Fund	7,325	0	0	0
Symphony Large-Cap Value Fund	7,325	0	0	0
Symphony Mid-Cap Core Fund	7,325	0	0	0
Symphony Optimized Alpha Fund	7,325	0	0	0
Symphony International Equity Fund	7,325	0	0	0
Symphony Large-Cap Growth Fund	7,325	0	0	0

Total	$51,275	$0	$0	$0

[1]

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

[2]

“Audit Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements and are not reported under “Audit Fees.”

[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees,” “Audit Related Fees,” and “Tax Fees.”
[5]	Funds changed fiscal year from July to September in August 2009.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Name of Series
Symphony All-Cap Core Fund	0%	0%	0%	0%
Symphony Small-Mid Cap Core Fund	0%	0%	0%	0%
Symphony Large-Cap Value Fund	0%	0%	0%	0%
Symphony Mid-Cap Core Fund	0%	0%	0%	0%
Symphony Optimized Alpha Fund	0%	0%	0%	0%
Symphony International Equity Fund	0%	0%	0%	0%
Symphony Large-Cap Growth Fund	0%	0%	0%	0%

Fiscal Year Ended July 31, 2009	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Name of Series
Symphony All-Cap Core Fund	5,705	0	0	0
Symphony Small-Mid Cap Core Fund	5,701	0	0	0
Symphony Large-Cap Value Fund	5,731	0	2,750	0
Symphony Mid-Cap Core Fund	5,706	0	0	0
Symphony Optimized Alpha Fund	5,785	0	2,750	0
Symphony International Equity Fund	5,756	0	2,750	0
Symphony Large-Cap Growth Fund	6,056	0	0	0

Total	$40,440	$0	$8,250	$0

[1]

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

[2]

“Audit Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements and are not reported under “Audit Fees.”

[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees,” “Audit Related Fees,” and “Tax Fees.”

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Name of Series
Symphony All-Cap Core Fund	0%	0%	0%	0%
Symphony Small-Mid Cap Core Fund	0%	0%	0%	0%
Symphony Large-Cap Value Fund	0%	0%	0%	0%
Symphony Mid-Cap Core Fund	0%	0%	0%	0%
Symphony Optimized Alpha Fund	0%	0%	0%	0%
Symphony International Equity Fund	0%	0%	0%	0%
Symphony Large-Cap Growth Fund	0%	0%	0%	0%

SERVICES THAT THE TRUST’S AUDITOR BILLED TO THE

ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by PricewaterhouseCoopers LLP to Nuveen Asset Management (“NAM” or the “Adviser”), and any entity controlling, controlled by or under common control with NAM that provides ongoing services to the Trust (“Affiliated Fund Service Provider”), for engagements directly related to the Trust’s operations and financial reporting, during the Trust’s last two full fiscal years.

Fiscal Year Ended September 30, 2009	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year July 31, 2009	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

        The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to PricewaterhouseCoopers LLP by the Trust, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Trust did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Trust’s audit is completed.

NON-AUDIT SERVICES

Fiscal Year Ended September 30, 2009[1]	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Name of Series
Symphony All-Cap Core Fund	0	0	0	0
Symphony Small-Mid Cap Core Fund	0	0	0	0
Symphony Large-Cap Value Fund	0	0	0	0
Symphony Mid-Cap Core Fund	0	0	0	0
Symphony Optimized Alpha Fund	0	0	0	0
Symphony International Equity Fund	0	0	0	0
Symphony Large-Cap Growth Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees Billed to Trust” represent “Tax Fees” and “All Other Fees” billed to each Fund in their respective amounts from the previous table.

[1]	Funds changed fiscal year from July to September in August 2009

Fiscal Year Ended July 31, 2009	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Name of Series
Symphony All-Cap Core Fund	0	0	0	0
Symphony Small-Mid Cap Core Fund	0	0	0	0
Symphony Large-Cap Value Fund	2,750	0	0	2,750
Symphony Mid-Cap Core Fund	0	0	0	0
Symphony Optimized Alpha Fund	2,750	0	0	2,750
Symphony International Equity Fund	2,750	0	0	2,750
Symphony Large-Cap Growth Fund	0	0	0	0

Total	$8,250	$0	$0	$8,250

“Non-Audit Fees Billed to Trust” represent “Tax Fees” and “All Other Fees” billed to each Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Trust by the Trust’s independent accountants and (ii) all audit and non-audit services to be performed by the Trust’s independent accountants for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Trust. Regarding tax and research projects conducted by the independent accountants for the Trust and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

a)	See Portfolio of Investments in Item 1

b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/mf and there were no amendments during the period covered by this report. (To view the code, click on the Shareholder Resources drop down menu box, click on Fund Governance and then Code of Conduct.)

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date December 7, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date December 7, 2009